UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22597
Investment Company Act File Number
Parametric Structured Absolute Return Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Parametric Structured Absolute Return Portfolio
January 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 59.8%

Security	Shares	Value
Australia — 1.5%
AGL Energy, Ltd.	3,565	$55,196
Amcor, Ltd.	10,720	80,103
Australia and New Zealand Banking Group, Ltd.	711	16,172
BHP Billiton, Ltd.	2,338	92,604
CFS Retail Property Trust	13,399	24,416
Commonwealth Bank of Australia	4,046	217,394
Computershare, Ltd.	3,083	25,021
CSL, Ltd.	1,037	34,215
GPT Group	2,432	7,976
Harvey Norman Holdings, Ltd.	7,368	16,108
Metcash, Ltd.	9,692	41,550
Newcrest Mining, Ltd.	238	8,519
Orica, Ltd.	2,879	75,646
Origin Energy, Ltd.	4,584	66,882
OZ Minerals, Ltd.	2,876	33,292
Qantas Airways, Ltd.(1)	12,818	21,429
Rio Tinto, Ltd.	658	48,277
Tabcorp Holdings, Ltd.	2,709	8,369
Tatts Group, Ltd.	3,153	8,493
Telstra Corp., Ltd.	10,245	36,211
Transurban Group	11,619	67,718
Wesfarmers, Ltd.	5,477	176,077
Wesfarmers, Ltd. PPS	965	31,539
Westpac Banking Corp.	1,869	41,898
Woolworths, Ltd.	2,020	53,137

		$1,288,242

Austria — 0.1%
Immofinanz AG(1)	5,396	$17,381
OMV AG	1,852	60,773
Telekom Austria AG	697	8,133
Verbund AG	263	7,147
Vienna Insurance Group	266	11,486

		$104,920

Belgium — 0.6%
Anheuser-Busch InBev NV	3,135	$190,612
Bekaert SA NV	168	6,852
Belgacom SA	1,561	48,778
Colruyt SA	818	30,983
Delhaize Group SA	1,393	75,941
Groupe Bruxelles Lambert SA	646	46,832
KBC Groep NV	697	13,288
Mobistar SA	410	20,531
Solvay SA	423	41,858
UCB SA	1,049	42,729
Umicore SA	682	31,769

		$550,173

Bermuda — 0.0%(2)
Arch Capital Group, Ltd.(1)	717	$25,848

		$25,848

Brazil — 1.4%
AES Tiete SA, PFC Shares	600	$8,589
All America Latina Logistica SA (Units)	1,600	9,203

Security	Shares	Value
Banco do Brasil SA	4,400	$68,473
Banco Santander Brasil SA ADR	1,800	16,416
BM&F Bovespa SA	10,700	67,304
BR Malls Participacoes SA	1,400	15,280
Bradespar SA, PFC Shares	400	8,052
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	800	11,722
Cia de Companhia de Concessoes Rodoviarias (CCR)	1,600	11,135
Cia de Saneamento Basico do Estado de Sao Paulo ADR(1)	200	13,178
Cia de Saneamento de Minas Gerais-Copasa MG	400	8,858
Cia Energetica de Sao Paulo, PFC Shares	500	9,386
Cia Hering	900	21,635
Cia Paranaense de Energia ADR	400	9,156
Cia Siderurgica Nacional SA ADR	900	9,243
Cielo SA	1,600	47,665
Companhia Energetica de Minas Gerais SA ADR	2,400	48,576
CPFL Energia SA ADR	300	8,895
Diagnosticos da America SA	2,200	21,154
Embraer SA ADR	400	10,968
Gerdau SA ADR	1,100	10,450
Itau Unibanco Holding SA ADR, PFC Shares	7,300	145,708
Light SA	500	7,853
Lojas Americanas SA, PFC Shares	3,600	34,801
Lojas Renner SA	700	23,638
Marcopolo SA, PFC Shares	1,800	8,159
Natura Cosmeticos SA	1,000	21,417
OGX Petroleo e Gas Participacoes SA(1)	1,400	13,261
PDG Realty SA Empreendimentos e Participacoes	8,800	35,659
Petroleo Brasileiro SA ADR	8,200	250,510
Redecard SA	2,300	41,466
Tele Norte Leste Participacoes SA ADR, PFC Shares	700	6,573
Tim Participacoes SA ADR	1,100	31,735
Totvs SA	500	8,597
Tractebel Energia SA	500	8,682
Ultrapar Participacoes SA	400	8,093
Vale SA ADR	7,700	194,810
Weg SA	700	7,804

		$1,284,104

Canada — 0.2%
Atlantic Power Corp.	297	$4,404
Bank of Montreal	521	30,281
Jaguar Mining, Inc.(1)	575	4,134
Lions Gate Entertainment Corp.(1)	3,327	33,536
SXC Health Solutions Corp.(1)	651	41,052
Thomson Reuters Corp.	1,877	51,599
Ultra Petroleum Corp.(1)	430	10,333

		$175,339

Chile — 0.7%
Antarchile SA, Series A	700	$11,192
Banco de Chile	566,000	85,199
Banco de Credito e Inversiones	200	13,019
Banco Santander Chile SA ADR	600	48,900
Cap SA	300	12,599
Cencosud SA	11,000	62,538
Cia Cervecerias Unidas SA	900	11,433
Colbun SA	36,800	9,657
Corpbanca SA	690,800	10,191
Empresa Nacional de Electricidad SA	35,400	54,691
Empresas CMPC SA	3,200	12,791
Empresas Copec SA	5,500	82,735
Enersis SA	40,700	14,737

Security	Shares	Value
ENTEL SA	500	$9,154
Lan Airlines SA	900	22,591
Parque Arauco SA	7,600	13,496
S.A.C.I. Falabella SA	10,500	90,284
Salfacorp SA	3,400	8,991
Sociedad Quimica y Minera de Chile SA ADR	1,000	58,740
Vina Concha y Toro SA	5,300	11,320

		$644,258

China — 2.2%
AAC Technologies Holdings, Inc.	2,000	$4,889
Agricultural Bank of China, Ltd., Class H	134,000	66,172
Air China, Ltd., Class H	10,000	7,911
Anhui Conch Cement Co., Ltd., Class H	11,000	37,060
Baidu, Inc. ADR(1)	1,300	165,776
Bank of Communications, Ltd., Class H	20,000	15,989
Beijing Enterprises Holdings, Ltd.	1,500	8,690
Brilliance China Automotive Holdings, Ltd.(1)	6,000	6,414
BYD Co., Ltd., Class H(1)	2,500	7,801
China CITIC Bank Corp., Ltd., Class H	88,000	55,684
China Coal Energy Co., Class H	20,000	25,001
China Communications Construction Co., Ltd., Class H	12,000	11,152
China Construction Bank Corp., Class H	241,000	192,047
China Eastern Airlines Corp., Ltd., Class H(1)	16,000	5,700
China Life Insurance Co., Ltd., Class H	32,000	93,931
China Longyuan Power Group Corp., Class H	11,000	8,299
China Mengniu Dairy Co., Ltd.	11,000	29,219
China Merchants Bank Co., Ltd., Class H	25,500	55,959
China Merchants Holdings (International) Co., Ltd.	6,000	19,888
China Minsheng Banking Corp, Ltd., Class H	16,500	15,293
China Mobile, Ltd.	29,500	301,484
China National Building Material Co., Ltd., Class H	30,000	36,074
China Overseas Land & Investment, Ltd.	28,000	51,806
China Pacific Insurance (Group) Co., Ltd., Class H	4,200	13,975
China Resources Enterprise, Ltd.	8,000	27,514
China Resources Power Holdings Co., Ltd.	6,000	11,726
China Telecom Corp., Ltd., Class H	116,000	65,078
China Yurun Food Group, Ltd.	4,000	6,604
Citic Pacific, Ltd.	5,000	9,564
Ctrip.com International, Ltd. ADR(1)	1,500	37,575
Digital China Holdings, Ltd.	4,000	6,593
Dongfeng Motor Group Co., Ltd., Class H	20,000	37,372
Focus Media Holding, Ltd. ADR(1)	200	4,000
Guangdong Investment, Ltd.	10,000	5,788
Guangzhou Automobile Group Co., Ltd., Class H	6,000	6,508
Home Inns & Hotels Management, Inc. ADR(1)	200	5,898
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	8,900	10,259
Inner Mongolia Yitai Coal Co., Ltd., Class B	3,700	18,784
Jiangxi Copper Co., Ltd., Class H	9,000	22,832
Kunlun Energy Co., Ltd.	14,000	22,046
Lenovo Group, Ltd.	12,000	9,553
Lianhua Supermarket Holdings Ltd., Class H	3,000	3,876
Mindray Medical International, Ltd. ADR	200	5,952
NetEase.com, Inc. ADR(1)	200	9,566
New Oriental Education & Technology Group, Inc. ADR(1)	3,100	73,842
NVC Lighting Holdings, Ltd.	14,000	5,751
Parkson Retail Group, Ltd.	4,000	4,756
PICC Property & Casualty Co., Ltd., Class H	8,000	10,527
Ports Design, Ltd.	3,000	4,910
Shanda Interactive Entertainment, Ltd. ADR(1)	100	4,073
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	8,000	7,329
SINA Corp.(1)	200	14,054

Security	Shares	Value
Sino Biopharmaceutical, Ltd.	16,000	$4,472
Sinopharm Group Co., Ltd., Class H	2,400	5,697
Sinotrans Shipping, Ltd.	24,000	6,178
Sohu.com, Inc.(1)	400	23,848
Sound Global, Ltd.	14,000	6,533
Suntech Power Holdings Co., Ltd. ADR(1)	2,300	7,475
Tingyi (Cayman Islands) Holding Corp.	6,000	17,581
Tsingtao Brewery Co., Ltd., Class H	2,000	10,831
Want Want China Holdings, Ltd.	45,000	41,808
Weichai Power Co., Ltd., Class H	6,000	32,172
WuXi PharmaTech (Cayman), Inc. ADR(1)	500	6,790
Yangzijiang Shipbuilding Holdings, Ltd.	10,000	8,749
Yanzhou Coal Mining Co., Ltd., Class H	16,000	38,260
Zhongsheng Group Holdings, Ltd.	3,500	7,007
ZTE Corp., Class H	2,200	5,961

		$1,911,906

Colombia — 0.4%
Almacenes Exito SA	2,200	$29,897
Bancolombia SA ADR, PFC Shares	1,700	105,417
Cia de Cemento Argos SA	1,600	14,814
Ecopetrol SA	34,200	86,907
Grupo de Inversiones Suramericana	1,500	25,257
Grupo Nutresa SA	1,900	22,357
Grupo Odinsa SA	3,200	15,503
Interconexion Electrica SA	2,400	14,876
ISAGEN SA ESP	12,700	14,628

		$329,656

Czech Republic — 0.4%
CEZ AS	5,800	$234,654
Komercni Banka AS	200	38,322
New World Resources PLC, Class A	3,900	28,938
Pegas Nonwovens SA	500	11,562
Unipetrol AS(1)	1,300	11,563

		$325,039

Denmark — 0.7%
A.P. Moller - Maersk A/S, Class A	5	$35,155
A.P. Moller - Maersk A/S, Class B	9	66,371
Carlsberg A/S, Class B	150	11,434
Coloplast A/S	550	81,198
Danske Bank A/S(1)	600	8,745
DSV A/S	2,500	51,181
Novo Nordisk A/S, Class B	1,700	202,008
Novozymes A/S, Class B	2,563	72,309
Tryg A/S	500	27,198
Vestas Wind Systems A/S(1)	400	4,513
William Demant Holding A/S(1)	350	29,008

		$589,120

Egypt — 0.4%
Alexandria Mineral Oils Co.	1,600	$20,640
Commercial International Bank	15,500	61,680
Eastern Tobacco	650	9,923
Egypt Kuwaiti Holding Co.	7,700	8,701
Egyptian Financial Group-Hermes Holding SAE(1)	3,600	7,362
Egyptian International Pharmaceutical Industrial Co.	1,600	9,011
El Sewedy Cables Holding Co.	2,000	8,624
Ezz Steel	7,100	6,898
Juhayna Food Industries(1)	15,700	12,387
Orascom Construction Industries (OCI)	2,200	92,774
Orascom Telecom Holding SAE(1)	79,500	48,225

Security	Shares	Value
Orascom Telecom Media And Technology Holding SAE(1)	29,400	$5,413
Sidi Kerir Petrochemicals Co.	5,400	12,375
Talaat Moustafa Group(1)	11,600	7,757
Telecom Egypt	10,800	27,045

		$338,815

Finland — 0.5%
Elisa Oyj	2,089	$43,989
Fortum Oyj	1,239	27,245
Kesko Oyj, Class B	604	21,348
Kone Oyj, Class B	2,071	113,044
Nokia Oyj	1,114	5,595
Nokian Renkaat Oyj	1,183	42,352
Orion Oyj, Class B	1,478	28,715
Pohjola Bank PLC	2,024	21,610
Sampo Oyj	2,283	60,178
Sanoma Oyj	1,159	15,666
Stora Enso Oyj	6,761	48,282
UPM-Kymmene Oyj	625	8,036
Wartsila Oyj	1,442	48,737

		$484,797

France — 1.2%
Alcatel-Lucent(1)	43,067	$76,033
AtoS(1)	616	31,012
Carrefour SA	1,741	39,860
Christian Dior SA	115	16,299
Compagnie Generale des Etablissements Michelin, Class B	573	39,316
Dassault Systemes SA	728	60,431
EDF SA	1,225	28,287
Essilor International SA	839	61,541
France Telecom SA	950	14,281
GDF Suez	4,929	134,190
Imerys SA	208	11,613
JC Decaux SA(1)	304	7,728
L’Oreal SA	1,664	177,250
LVMH Moet Hennessy Louis Vuitton SA	247	40,015
M6-Metropole Television	444	7,440
Neopost SA	394	27,856
PPR SA	504	79,586
PSA Peugeot Citroen	1,187	21,964
Sanofi SA	924	68,508
Societe BIC SA	410	36,550
Suez Environnement Co. SA	1,857	23,792
Total SA	592	31,377
Unibail-Rodamco SE	41	7,889
Vivendi SA	1,144	24,000

		$1,066,818

Germany — 1.3%
Bayerische Motoren Werke AG	967	$82,982
Bayerische Motoren Werke AG, PFC Shares	652	37,228
Beiersdorf AG	988	59,424
Continental AG(1)	106	8,500
Daimler AG	1,365	75,761
Deutsche Lufthansa AG	2,572	35,713
Deutsche Post AG	2,492	41,555
Deutsche Telekom AG	2,427	27,344
E.ON AG	314	6,738
Fraport AG	120	7,211
Fresenius Medical Care AG & Co. KGaA	261	18,660
Hannover Rueckversicherung AG	643	34,255

Security	Shares	Value
Henkel AG & Co. KGaA	1,342	$69,857
Henkel AG & Co. KGaA, PFC Shares	1,615	99,785
Linde AG	157	24,966
Metro AG	171	6,600
Porsche Automobil Holding SE, PFC Shares	496	30,544
SAP AG	4,129	249,646
Siemens AG	781	73,755
ThyssenKrupp AG	2,998	85,462
Volkswagen AG	49	7,948
Volkswagen AG, PFC Shares	313	55,633

		$1,139,567

Greece — 0.0%(2)
Coca-Cola Hellenic Bottling Co. SA(1)	1,654	$30,623
OPAP SA	724	7,404
Public Power Corp. SA	903	4,642

		$42,669

Hong Kong — 1.1%
Bank of East Asia, Ltd.	15,600	$63,658
BOC Hong Kong (Holdings), Ltd.	29,500	77,788
Cathay Pacific Airways, Ltd.	16,000	31,806
Cheung Kong Infrastructure Holdings, Ltd.	7,000	39,873
CLP Holdings, Ltd.	9,000	73,584
Hang Lung Group, Ltd.	8,000	50,853
Hang Seng Bank, Ltd.	10,100	130,835
Henderson Land Development Co., Ltd.	2,000	10,878
Hong Kong & China Gas Co., Ltd.	40,000	94,994
Hopewell Holdings, Ltd.	9,500	24,861
Lifestyle International Holdings, Ltd.	3,500	8,217
Link REIT (The)	30,500	111,424
MTR Corp., Ltd.	16,000	53,376
Power Assets Holdings, Ltd.	12,500	90,027
Sands China, Ltd.(1)	2,400	8,055
Shangri-La Asia, Ltd.	14,000	29,128
Wharf Holdings, Ltd. (The)	8,000	45,629
Wing Hang Bank, Ltd.	1,500	13,834

		$958,820

Hungary — 0.4%
EGIS Pharmaceuticals PLC	100	$7,354
FHB Mortgage Bank Rt.(1)	3,500	7,965
Magyar Telekom Rt.	10,300	24,518
MOL Hungarian Oil & Gas Rt.(1)	1,130	94,666
OTP Bank Rt.	7,720	138,488
Richter Gedeon Rt.	260	42,776

		$315,767

India — 0.2%
Dr. Reddy’s Laboratories, Ltd. ADR	200	$6,830
Infosys, Ltd. ADR	3,200	175,968

		$182,798

Indonesia — 0.7%
Adaro Energy PT	51,500	$10,454
AKR Corporindo Tbk PT	18,000	7,295
Bakrie & Brothers Tbk PT(1)	989,000	5,491
Bank Central Asia Tbk PT	104,500	92,798
Bank Mandiri Tbk PT	60,500	44,981
Bank Negara Indonesia Persero Tbk PT	15,500	6,223
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	57,500	6,555
Bank Rakyat Indonesia PT	67,500	51,273
Bumi Resources Tbk PT	105,000	29,680

Security	Shares	Value
Energi Mega Persada Tbk PT(1)	355,500	$7,759
Gudang Garam Tbk PT	2,500	15,820
Indo Tambangraya Megah Tbk PT	1,500	6,110
Indocement Tunggal Prakarsa Tbk PT	5,500	10,348
Indofood Sukses Makmur Tbk PT	46,000	24,535
Jasa Marga Tbk PT	15,500	7,531
Kalbe Farma Tbk PT	33,500	13,116
Lippo Karawaci Tbk PT	85,500	6,362
Perusahaan Gas Negara PT	146,500	54,864
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	41,000	11,036
Semen Gresik (Persero) Tbk PT	9,000	11,298
Tambang Batubara Bukit Asam Tbk PT	3,000	6,708
Telekomunikasi Indonesia Tbk PT	129,500	98,725
Unilever Indonesia Tbk PT	7,000	15,224
United Tractors Tbk PT	25,500	80,259
XL Axiata Tbk PT	11,500	5,714

		$630,159

Ireland — 0.4%
Accenture PLC, Class A	1,917	$109,921
Cooper Industries PLC	805	47,592
CRH PLC	2,331	46,318
Elan Corp. PLC(1)	2,666	36,182
Kerry Group PLC, Class A	2,731	100,425

		$340,438

Israel — 0.6%
Bank Hapoalim B.M.	18,143	$63,010
Bank Leumi Le-Israel B.M.	11,597	37,675
Bezeq Israeli Telecommunication Corp., Ltd.	18,240	31,508
Cellcom Israel, Ltd.	887	12,868
Elbit Systems, Ltd.	707	29,403
Israel Chemicals, Ltd.	4,499	46,958
Israel Corp., Ltd.	12	7,272
Israel Discount Bank, Ltd., Series A(1)	6,833	9,801
Mizrahi Tefahot Bank, Ltd.	2,705	23,591
NICE Systems, Ltd.(1)	803	28,801
Partner Communications Co., Ltd.	1,664	13,708
Teva Pharmaceutical Industries, Ltd. ADR	4,170	188,192

		$492,787

Italy — 0.8%
A2A SpA	6,111	$5,826
Atlantia SpA	2,482	38,680
Autogrill SpA	1,490	16,352
Banca Carige SpA	8,542	16,900
Enel Green Power SpA	7,388	14,725
Enel SpA	6,210	25,435
ENI SpA	11,641	257,928
EXOR SpA	808	18,675
Finmeccanica SpA	1,705	7,695
Luxottica Group SpA	1,270	41,771
Mediaset SpA	2,115	6,263
Parmalat SpA	20,101	38,143
Pirelli & C. SpA	5,536	51,308
Prysmian SpA	523	7,872
Snam Rete Gas SpA	14,962	67,452
Telecom Italia SpA	6,097	6,213
Telecom Italia SpA RSP	9,463	7,965
Tenaris SA	463	9,098
Terna Rete Elettrica Nazionale SpA	13,312	48,788

		$687,089

Security	Shares	Value
Japan — 2.7%
ABC-Mart, Inc.	300	$10,749
All Nippon Airways Co., Ltd.	13,000	37,952
Aozora Bank, Ltd.	9,000	25,101
Bank of Kyoto, Ltd. (The)	4,000	34,560
Bank of Yokohama, Ltd. (The)	11,000	51,085
Canon, Inc.	400	17,170
Chiba Bank, Ltd. (The)	6,000	37,338
Chugai Pharmaceutical Co., Ltd.	2,400	38,232
Chugoku Bank, Ltd. (The)	3,000	41,003
Dainippon Sumitomo Pharma Co., Ltd.	2,300	26,585
DeNA Co., Ltd.	100	2,537
Electric Power Development Co., Ltd.	300	7,980
FamilyMart Co., Ltd.	900	36,509
Gunma Bank, Ltd. (The)	7,000	38,219
Hachijuni Bank, Ltd. (The)	6,000	35,236
Hamamatsu Photonics K.K.	1,700	61,241
Hiroshima Bank, Ltd. (The)	8,000	37,675
Honda Motor Co., Ltd.	2,600	89,730
Isetan Mitsukoshi Holdings, Ltd.	3,700	41,762
ITOCHU Corp.	1,000	10,889
ITOCHU Techno-Solutions Corp.	500	23,207
Iyo Bank, Ltd. (The)	4,000	38,521
Japan Prime Realty Investment Corp.	3	7,179
Joyo Bank, Ltd. (The)	3,000	13,311
JX Holdings, Inc.	1,300	7,883
Kamigumi Co., Ltd.	4,000	35,284
Kansai Paint Co., Ltd.	3,000	28,383
Keikyu Corp.	2,000	18,372
Keio Corp.	8,000	59,046
Keyence Corp.	400	100,039
Kintetsu Corp.	5,000	20,139
Kyowa Hakko Kirin Co., Ltd.	2,000	24,692
Lawson, Inc.	900	54,764
McDonald’s Holdings Co. (Japan), Ltd.	1,700	46,258
Miraca Holdings, Inc.	200	7,504
Mitsubishi Tanabe Pharma Corp.	3,000	42,396
Mizuho Financial Group, Inc.	5,400	8,178
NGK Spark Plug Co., Ltd.	2,000	24,734
Nidec Corp.	400	38,322
Nippon Electric Glass Co., Ltd.	1,000	8,720
Nippon Telegraph & Telephone Corp.	200	10,033
Nishi-Nippon City Bank, Ltd. (The)	8,000	23,492
Nitori Co., Ltd.	50	4,598
NTT DoCoMo, Inc.	82	145,816
Odakyu Electric Railway Co., Ltd.	7,000	69,593
OMRON Corp.	300	6,049
Ono Pharmaceutical Co., Ltd.	900	50,821
Oracle Corp. Japan	600	21,025
Oriental Land Co., Ltd.	500	53,203
Rakuten, Inc.	78	78,953
Santen Pharmaceutical Co., Ltd.	1,000	41,056
Seven Bank, Ltd.	4,400	9,263
Shikoku Electric Power Co., Inc.	2,000	58,010
Shizuoka Bank, Ltd. (The)	4,000	41,152
Sumitomo Corp.	3,200	46,123
Sumitomo Heavy Industries, Ltd.	1,000	6,419
Suruga Bank, Ltd.	2,000	17,825
Suzuken Co., Ltd.	800	23,387
Sysmex Corp.	800	26,467
Taisho Pharmaceutical Holdings Co., Ltd.(1)	200	17,581
Takashimaya Co., Ltd.	3,000	23,371

Security	Shares	Value
Takeda Pharmaceutical Co., Ltd.	200	$8,695
TEIJIN, Ltd.	3,000	9,747
Toho Gas Co., Ltd.	5,000	32,455
Tokyo Gas Co., Ltd.	5,000	23,133
TonenGeneral Sekiyu K.K.	6,000	57,276
Tsumura & Co.	800	23,892
Uni-Charm Corp.	1,400	73,648
USS Co., Ltd.	350	33,477
Yahoo! Japan Corp.	26	7,955
Yakult Honsha Co., Ltd.	800	24,582
Yokogawa Electric Corp.(1)	700	6,927

		$2,364,509

Kuwait — 0.2%
Al Ahli Bank of Kuwait KSC	10,000	$24,408
Kuwait Finance House KSC	10,000	30,991
Mobile Telecommunications Co.	20,000	60,502
National Bank of Kuwait SAK	7,500	31,884

		$147,785

Luxembourg — 0.1%
ArcelorMittal	3,590	$73,750
SES SA	782	18,495

		$92,245

Malaysia — 0.7%
Airasia Bhd	6,600	$7,690
AMMB Holdings Bhd	12,100	23,268
Axiata Group Bhd	13,600	20,869
Batu Kawan Bhd	1,400	8,832
Boustead Holdings Bhd	3,850	6,932
British American Tobacco Malaysia Bhd	400	6,492
Dialog Group Bhd	7,900	6,349
Digi.com Bhd	20,300	26,405
Gamuda Bhd	22,400	27,207
Genting Bhd	13,700	50,014
Hong Leong Bank Bhd	2,300	8,576
IJM Corp. Bhd	4,200	7,916
IOI Corp. Bhd	18,900	33,508
Kencana Petroleum Bhd	7,500	7,686
Kuala Lumpur Kepong Bhd	3,100	26,169
Lafarge Malayan Cement Bhd	2,700	5,919
Malayan Banking Bhd	16,100	43,422
Malaysian Resources Corp. Bhd	9,600	6,831
Maxis Bhd	16,300	30,580
Multi-Purpose Holdings Bhd	7,300	6,858
Parkson Holdings Bhd	3,400	6,305
Petronas Chemicals Group Bhd	30,400	66,551
Petronas Dagangan Bhd	1,400	8,275
PPB Group Bhd	4,300	23,922
Public Bank Bhd	5,700	25,459
Resorts World Bhd	20,400	27,052
RHB Capital Bhd	3,300	7,720
SapuraCrest Petroleum Bhd	4,700	7,503
Sime Darby Bhd	23,500	70,559
Telekom Malaysia Bhd	4,900	7,731
Tenaga Nasional Bhd	16,000	31,516

		$644,116

Mexico — 1.4%
Alfa SAB de CV, Series A	1,800	$23,628
America Movil SAB de CV ADR, Series L	19,500	452,595
Bolsa Mexicana de Valores SAB de CV	3,700	6,909

Security	Shares	Value
Cemex SAB de CV ADR(1)	4,700	$32,007
Coca Cola Femsa SAB de CV ADR	100	9,800
Compartamos SAB de CV	6,500	7,600
Corporacion GEO SAB de CV, Series B(1)	4,400	6,947
Embotelladoras Arca SAB de CV	1,400	6,509
Empresas ICA SAB de CV(1)	4,900	7,985
Fomento Economico Mexicano SA de CV ADR	700	49,364
Genomma Lab Internacional SA de CV(1)	2,900	6,363
Grupo Aeroportuario del Pacifico SAB de CV ADR	200	7,494
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,000	6,598
Grupo Bimbo SA de CV, Series A	5,500	12,237
Grupo Carso SA de CV, Series A1	3,400	10,304
Grupo Elektra SA de CV	200	17,493
Grupo Financiero Banorte SAB de CV, Class O	36,800	146,815
Grupo Financiero Inbursa SAB de CV, Class O	24,000	49,513
Grupo Mexico SAB de CV, Series B	49,043	156,113
Grupo Modelo SA de CV, Series C	1,500	9,296
Grupo Televisa SA ADR	1,100	21,692
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	6,400	11,785
Industrias CH SAB de CV, Series B(1)	1,900	7,087
Industrias Penoles SA de CV	600	28,679
Inmuebles Carso SAB de CV(1)	8,000	6,445
Kimberly-Clark de Mexico SAB de CV, Class A	1,300	7,381
Mexichem SAB de CV	3,300	11,393
Minera Frisco SAB de CV(1)	2,500	11,368
Promotora y Operadora de Infraestructura SAB de CV(1)	1,500	6,848
TV Azteca SAB de CV, Series CPO	9,900	6,775
Wal-Mart de Mexico SAB de CV, Series V	44,000	135,874

		$1,280,897

Morocco — 0.4%
Attijariwafa Bank	2,200	$93,475
Banque Centrale Populaire	400	9,259
Banque Marocaine du Commerce Exterieur (BMCE)	700	17,409
Ciments du Maroc	100	11,284
Cosumar Compagnie Sucriere Marocaine et de Raffinage	100	19,979
Delta Holding SA	1,800	9,515
Douja Promotion Groupe Addoha SA	4,200	35,558
Lafarge Ciments	100	17,737
Maroc Telecom	6,700	110,220

		$324,436

Netherlands — 1.1%
Akzo Nobel NV	1,543	$80,513
ASML Holding NV	3,278	140,918
Core Laboratories NV	333	35,375
Delta Lloyd NV	419	7,679
European Aeronautic Defence & Space Co.	2,535	85,234
Heineken Holding NV	264	10,683
Heineken NV	1,303	60,317
Koninklijke Ahold NV	8,572	113,751
Koninklijke DSM NV	1,289	66,254
Koninklijke KPN NV	12,607	138,342
Koninklijke Vopak NV	340	18,514
Philips Electronics NV	1,780	36,054
PostNL NV	1,598	6,448
QIAGEN NV(1)	2,597	42,418
Royal Boskalis Westminster NV	921	35,761
Unilever NV	1,971	65,684
Vistaprint NV(1)	466	16,674

		$960,619

Security	Shares	Value
New Zealand — 0.2%
Auckland International Airport, Ltd.	28,851	$58,397
Chorus, Ltd.(1)	1,620	4,360
Contact Energy, Ltd.(1)	4,288	16,915
Fletcher Building, Ltd.	4,475	24,067
Sky City Entertainment Group, Ltd.	12,194	35,475
Telecom Corporation of New Zealand, Ltd.	18,188	31,716

		$170,930

Norway — 0.7%
DNB ASA	3,400	$35,870
Norsk Hydro ASA	17,500	92,636
Orkla ASA	7,800	63,282
Seadrill, Ltd.	1,200	44,683
Statoil ASA	8,350	210,229
Telenor ASA	7,700	125,596
Yara International ASA	300	12,099

		$584,395

Panama — 0.0%(2)
Banco Latinoamericano de Comercio Exterior SA, Class E	186	$3,443
Copa Holdings SA, Class A	277	18,875

		$22,318

Peru — 0.4%
Alicorp SA	6,700	$14,825
Cia de Minas Buenaventura SA ADR	2,600	111,540
Credicorp, Ltd. ADR	900	102,294
Grana y Montero SA	6,500	16,558
Intergroup Financial Services Corp.	500	14,000
Luz del Sur SAA	6,300	17,337
Southern Copper Corp.	1,028	35,661
Volcan Cia Minera SA, Class B	17,100	22,258

		$334,473

Philippines — 0.4%
Aboitiz Equity Ventures, Inc.	41,200	$40,139
Aboitiz Power Corp.	8,800	6,193
Alliance Global Group, Inc.	30,000	7,685
Ayala Corp.	2,600	21,269
Ayala Land, Inc.	20,000	8,227
Bank of the Philippine Islands	5,300	7,475
DMCI Holdings, Inc.	6,600	7,069
International Container Terminal Services, Inc.	4,500	5,874
JG Summit Holding, Inc.	50,500	32,687
Jollibee Foods Corp.	2,800	6,381
Manila Electric Co.	1,100	7,174
Metro Pacific Investments Corp.	80,000	6,520
Philex Mining Corp.	49,400	26,788
Philippine Long Distance Telephone Co.	770	49,196
Robinsons Land Corp.	20,000	6,554
San Miguel Corp.	9,500	25,987
Semirara Mining Corp.	1,200	6,295
SM Investments Corp.	3,300	47,768
SM Prime Holdings, Inc.	21,000	8,026

		$327,307

Poland — 0.7%
Agora SA	1,000	$3,727
Asseco Poland SA	1,200	17,449
Bank Pekao SA	1,400	68,410
Boryszew SA(1)	14,000	3,267
BRE Bank SA(1)	120	10,964

Security	Shares	Value
Budimex SA	150	$3,954
Cyfrowy Polsat SA(1)	2,500	10,229
Emperia Holding SA	350	12,464
Enea SA	800	4,472
Eurocash SA	1,800	16,754
ING Bank Slaski SA	400	10,225
Jastrzebska Spolka Weglowa SA(1)	180	5,928
KGHM Polska Miedz SA	1,740	75,596
KOPEX SA(1)	550	4,020
Lubelski Wegiel Bogdanka SA	140	5,377
Netia SA(1)	2,300	4,055
NG2 SA	300	4,644
PBG SA	140	3,572
Polimex-Mostostal SA	6,600	3,690
Polish Oil & Gas	6,000	7,247
Polska Grupa Energetyczna SA	11,500	73,135
Polski Koncern Naftowy Orlen SA(1)	2,300	26,215
Powszechna Kasa Oszczednosci Bank Polski SA	9,600	103,683
Powszechny Zaklad Ubezpieczen SA	700	72,606
Tauron Polska Energia SA	5,800	9,735
Telekomunikacja Polska SA	13,350	71,611
TVN SA	2,600	9,095
Zaklady Azotowe Pulawy SA	120	3,462

		$645,586

Portugal — 0.2%
CIMPOR-Cimentos de Portugal, SGPS, SA	4,304	$29,019
EDP - Energias de Portugal SA	16,181	47,236
Galp Energia, SGPS, SA, Class B	1,752	28,287
Jeronimo Martins, SGPS, SA(1)	2,796	46,715
Portugal Telecom, SGPS, SA	4,021	19,991

		$171,248

Qatar — 0.3%
Commercial Bank of Qatar	700	$15,911
Industries Qatar	2,940	105,311
Masraf Al Rayan(1)	2,650	18,624
Qatar Electricity & Water Co.	880	34,102
Qatar Gas Transport Co., Ltd. (NAKILAT)	2,800	13,008
Qatar National Bank	1,078	39,410
Qatar Telecom QSC	1,300	52,104

		$278,470

Russia — 1.5%
CTC Media, Inc.	1,200	$12,024
Federal Grid Co. Unified Energy System JSC	1,500,000	15,635
Federal Hydrogenerating Co. ADR	4,000	15,520
LUKOIL OAO ADR	2,900	170,345
Mail.ru Group, Ltd. GDR(1)(3)	400	13,200
Mechel ADR	800	8,872
MMC Norilsk Nickel GDR	4,000	76,975
Mobile TeleSystems OJSC	13,100	92,112
Novolipetsk Steel GDR(3)	500	12,320
OAO Gazprom ADR	28,600	347,491
OAO Inter Rao Ues	20,692,200	22,368
OAO Tatneft ADR	500	17,430
Pharmstandard OJSC GDR(1)(3)	800	12,392
PIK Group GDR(1)(3)	3,400	8,160
Rosneft Oil Co. OJSC GDR(3)	8,000	59,036
Rostelecom(1)	7,500	36,737
Sberbank of Russia ADR(1)	13,700	164,487
Severstal OAO GDR(3)	1,000	14,380

Security	Shares	Value
Surgutneftegas OJSC ADR	3,000	$28,135
Surgutneftegas OJSC ADR, PFC Shares	34,000	20,935
Uralkali GDR(3)	1,000	35,718
Uralkali OJSC GDR(3)	500	17,770
VimpelCom, Ltd. ADR	1,300	13,858
VTB Bank OJSC GDR(3)	7,300	34,149
X5 Retail Group NV GDR(1)(3)	1,200	26,424
Yandex NV, Class A(1)	500	10,185

		$1,286,658

Singapore — 1.0%
Ascendas Real Estate Investment Trust	26,000	$38,509
Avago Technologies, Ltd.	896	30,410
ComfortDelGro Corp., Ltd.	8,000	9,425
DBS Group Holdings, Ltd.	19,000	203,924
Fraser and Neave, Ltd.	1,000	5,391
Genting Singapore PLC(1)	47,000	60,675
Jardine Cycle & Carriage, Ltd.	2,000	81,459
Oversea-Chinese Banking Corp., Ltd.	19,000	129,458
Singapore Airlines, Ltd.	6,000	52,840
Singapore Press Holdings, Ltd.	18,000	53,041
Singapore Technologies Engineering, Ltd.	4,000	9,360
Singapore Telecommunications, Ltd.	43,000	105,905
United Overseas Bank, Ltd.	9,000	123,544
UOL Group, Ltd.	7,000	25,549

		$929,490

South Africa — 1.4%
ABSA Group, Ltd.	500	$9,469
Adcock Ingram Holdings, Ltd.	1,000	8,002
AECI, Ltd.	800	8,705
African Bank Investments, Ltd.	1,800	8,384
African Rainbow Minerals, Ltd.	300	7,062
Anglo Platinum, Ltd.	100	7,071
AngloGold Ashanti, Ltd.	2,000	91,632
Aquarius Platinum, Ltd.	2,700	7,282
Aveng, Ltd.	1,900	8,422
AVI, Ltd.	1,800	9,546
Barloworld, Ltd.	1,100	12,302
Bidvest Group, Ltd.	2,700	57,822
Capital Property Fund	7,100	8,329
Clicks Group, Ltd.	1,500	7,598
Discovery Holdings, Ltd.	1,500	8,715
FirstRand, Ltd.	20,200	58,153
Harmony Gold Mining Co., Ltd.	600	7,283
Impala Platinum Holdings, Ltd.	2,400	52,552
Imperial Holdings, Ltd.	500	8,859
Kumba Iron Ore, Ltd.	100	6,846
Kumba Resources, Ltd.	400	9,848
Liberty Holdings, Ltd.	800	8,706
Massmart Holdings, Ltd.	400	8,997
Medi-Clinic Corp., Ltd.	1,800	8,166
MMI Holdings, Ltd.	3,800	8,823
Mondi, Ltd.	1,000	7,966
Mr. Price Group, Ltd.	800	8,812
MTN Group, Ltd.	19,400	330,068
Murray & Roberts Holdings, Ltd.(1)	2,600	8,911
Nampak, Ltd.	2,900	8,377
Nedbank Group, Ltd.	400	7,997
Netcare, Ltd.	4,500	7,807
Remgro, Ltd.	2,500	40,604
Reunert, Ltd.	1,000	8,308

Security	Shares	Value
RMB Holdings, Ltd.	2,500	$9,275
Sanlam, Ltd.	8,100	31,270
Sasol, Ltd.	2,600	132,944
Shoprite Holdings, Ltd.	1,700	28,230
Spar Group, Ltd.	600	8,490
Standard Bank Group, Ltd.	6,000	82,045
Steinhoff International Holdings, Ltd.(1)	3,000	9,568
Sun International, Ltd.	700	8,080
Telkom South Africa, Ltd.	2,100	7,914
Tiger Brands, Ltd.	900	28,956
Truworths International, Ltd.	800	7,994
Vodacom Group (Pty), Ltd.	3,000	36,897
Wilson Bayly Holmes-Ovcon, Ltd.	600	8,431
Woolworths Holdings, Ltd.	1,800	9,660

		$1,277,178

South Korea — 1.5%
Asiana Airlines, Inc.(1)	800	$5,256
BS Financial Group, Inc.	800	9,045
Celltrion, Inc.	200	6,680
Cheil Industries, Inc.	230	20,546
Cheil Worldwide, Inc.	400	6,194
CJ Corp.(1)	100	6,890
Dongbu Insurance Co., Ltd.	200	8,546
Hankook Tire Co., Ltd.(1)	300	11,965
Hite-Jinro Co., Ltd.(1)	300	6,679
Hynix Semiconductor, Inc.(1)	1,810	43,159
Hyundai Heavy Industries Co., Ltd.	180	49,834
Hyundai Marine & Fire Insurance Co., Ltd.	400	11,737
Hyundai Merchant Marine Co., Ltd.(1)	300	7,700
Hyundai Motor Co.	600	117,862
Hyundai Steel Co.(1)	100	9,632
Industrial Bank of Korea(1)	700	7,851
Kangwon Land, Inc.(1)	300	7,029
Korea Electric Power Corp.(1)	2,200	54,670
Korea Express Co., Ltd.(1)	100	7,900
Korea Zinc Co., Ltd.(1)	30	10,217
Korean Air Lines Co., Ltd.(1)	200	9,062
Korean Reinsurance Co.	500	6,390
KT&G Corp.	810	56,755
LG Chem, Ltd.	210	69,716
LG Corp.	200	12,515
LG Display Co., Ltd.(1)	300	7,808
LG Electronics, Inc.	370	27,210
LG Hausys, Ltd.	100	7,411
LIG Insurance Co., Ltd.	300	6,468
NHN Corp.	100	18,852
POSCO	300	110,387
S-Oil Corp.	100	10,816
Samsung C&T Corp.	200	12,314
Samsung Electro-Mechanics Co., Ltd.	100	8,190
Samsung Electronics Co., Ltd.	330	324,946
Samsung Fine Chemicals Co., Ltd.	100	5,473
Samsung Fire & Marine Insurance Co., Ltd.	300	58,037
Samsung Heavy Industries Co., Ltd.	300	9,525
Samsung Life Insurance Co., Ltd.	720	53,686
Samsung Securities Co., Ltd.	490	26,723
SK Broadband Co., Ltd.(1)	1,600	4,781
SK Chemicals Co., Ltd.	200	11,483

Security	Shares	Value
TONG-YANG Securities, Inc.	1,200	$6,556
Woori Finance Holdings Co., Ltd.(1)	1,200	11,819

		$1,286,315

Spain — 1.0%
Abertis Infraestructuras SA	2,565	$43,293
Acerinox SA	597	8,483
ACS Actividades de Construccion y Servicios SA	877	27,100
Amadeus IT Holding SA, Class A	2,137	36,664
Banco Popular Espanol SA	1,895	8,163
Bankia SA(1)	15,461	70,139
CaixaBank SA	9,051	45,541
Enagas	1,907	38,237
Fomento de Construcciones y Contratas SA	1,193	28,073
Grifols SA(1)	1,562	28,555
Iberdrola SA	17,469	103,190
Indra Sistemas SA	1,128	14,878
Industria de Diseno Textil SA	1,143	99,883
International Consolidated Airlines Group SA(1)	6,706	18,705
Red Electrica Corp. SA	1,031	47,479
Telefonica SA	11,459	199,984
Zardoya Otis SA	1,861	26,575

		$844,942

Sweden — 0.8%
Atlas Copco AB, Class A	1,000	$23,845
Atlas Copco AB, Class B	400	8,477
Boliden AB	5,450	93,484
Electrolux AB, Series B	2,200	40,421
Hennes & Mauritz AB, Class B	3,000	98,291
Husqvarna AB, Class B	4,200	22,218
Millicom International Cellular SA SDR	500	49,500
Nordea Bank AB	11,800	99,054
Skanska AB	2,400	42,019
Swedbank AB, Class A	600	8,636
Tele2 AB, Class B	3,100	59,279
Telefonaktiebolaget LM Ericsson, Class B	4,000	37,225
TeliaSonera AB	15,500	103,332

		$685,781

Switzerland — 1.5%
ABB, Ltd.(1)	413	$8,619
Actelion, Ltd.(1)	964	36,991
Allied World Assurance Co. Holdings AG	49	3,015
Baloise Holding AG	355	27,261
Kuehne & Nagel International AG	333	41,953
Lindt & Spruengli AG	1	34,221
Lindt & Spruengli AG PC	11	31,798
Nestle SA	4,421	253,695
Novartis AG	4,149	225,180
Roche Holding AG PC	1,210	205,282
Schindler Holding AG	366	42,602
Schindler Holding AG PC	413	48,062
SGS SA	55	99,010
Sonova Holding AG(1)	494	50,652
Straumann Holding AG	45	8,108
Swatch Group, Ltd. (The)	245	18,043
Swatch Group, Ltd. (The), Bearer Shares	19	8,039
Swiss Life Holding AG(1)	61	6,065
Swisscom AG	215	84,998
Synthes, Inc.(3)	92	15,683

Security	Shares	Value
Tyco International, Ltd.	1,060	$54,007
Weatherford International, Ltd.(1)	909	15,217

		$1,318,501

Taiwan — 1.5%
Acer, Inc.	9,000	$12,582
Advanced Semiconductor Engineering, Inc.	13,000	13,670
Ambassador Hotel	4,000	4,726
Asia Cement Corp.	5,000	6,001
Asia Optical Co., Inc.(1)	4,000	3,273
Asustek Computer, Inc.	6,000	47,429
AU Optronics Corp.	27,000	14,383
Catcher Technology Co., Ltd.	5,000	31,110
Cathay Financial Holding Co., Ltd.	35,000	39,958
Chang Hwa Commercial Bank	7,000	3,961
Cheng Shin Rubber Industry Co., Ltd.	15,000	35,617
Chimei Innolux Corp.(1)	27,000	12,508
China Airlines, Ltd.	12,000	5,641
China Development Financial Holding Corp.	32,000	9,520
Chinatrust Financial Holding Co., Ltd.	59,000	38,087
Chong Hong Construction Co., Ltd.	2,000	3,987
Chunghwa Telecom Co., Ltd.	27,000	87,704
Compal Electronics, Inc.	13,000	14,570
Delta Electronics, Inc.	10,000	25,889
EVA Airways Corp.	9,000	6,044
Far Eastern Department Stores, Ltd.	3,000	4,051
Far Eastern International Bank	17,000	6,693
Far Eastern New Century Corp.	19,000	23,356
Far EasTone Telecommunications Co., Ltd.	15,000	28,915
First Financial Holding Co., Ltd.	38,000	23,299
Formosa Chemicals & Fibre Corp.	19,000	54,570
Formosa Petrochemical Corp.	10,000	31,182
Formosa Plastics Corp.	23,000	67,015
Formosan Rubber Group, Inc.	4,000	2,682
Foxconn International Holdings, Ltd.(1)	16,000	11,001
Foxconn Technology Co., Ltd.	7,000	27,480
Fubon Financial Holding Co., Ltd.	33,000	36,760
Giant Manufacturing Co., Ltd.	1,000	4,229
Goldsun Development & Construction Co., Ltd.	10,000	3,938
Hotai Motor Co., Ltd.	3,000	15,521
Hua Nan Financial Holdings Co., Ltd.	9,026	5,125
Kerry TJ Logistics Co., Ltd.	7,000	7,644
Mega Financial Holding Co., Ltd.	60,000	41,136
Nan Ya Plastics Corp.	29,000	61,285
Pou Chen Corp.	7,000	6,142
President Chain Store Corp.	5,000	26,908
Quanta Computer, Inc.	24,000	51,348
Radiant Opto-Electronics Corp.	3,000	11,419
Radium Life Tech Co., Ltd.	5,000	4,095
Ruentex Industries, Ltd.	2,000	3,813
Sanyang Industrial Co., Ltd.	8,000	4,732
Shin Kong Synthetic Fibers Corp.	12,000	3,748
Siliconware Precision Industries Co., Ltd.	20,000	23,020
Sincere Navigation	6,000	5,398
Solar Applied Materials Technology Corp.	7,000	8,707
Standard Foods Corp.	2,000	6,790
Synnex Technology International Corp.	5,000	12,340
Taishin Financial Holdings Co., Ltd.	10,000	3,718
Taiwan Cement Corp.	23,000	28,685
Taiwan Cooperative Financial Holding Co., Ltd.(1)	8,000	5,002
Taiwan Fertilizer Co., Ltd.	2,000	5,190
Tong Yang Industry Co., Ltd.	5,000	5,797

Security	Shares	Value
TPK Holding Co., Ltd.(1)	1,000	$14,523
TTY Biopharm Co., Ltd.	2,000	6,956
Uni-President Enterprises Corp.	31,000	45,752
United Microelectronics Corp.	108,000	56,965
Waterland Financial Holdings	12,000	3,939
Wei Chuan Food Corp.	4,000	4,520
Wistron Corp.	9,000	13,520
Yageo Corp.	36,000	11,078
Yieh Phui Enterprise	9,000	3,029
Yuanta Financial Holding Co., Ltd.(1)	56,000	31,661
Yuen Foong Yu Paper Manufacturing Co., Ltd.	9,000	3,850
Yulon Motor Co., Ltd.	3,000	5,877

		$1,291,064

Thailand — 0.7%
Advanced Info Service PCL(4)	19,800	$96,444
Airports of Thailand PCL(4)	3,200	5,445
Bangkok Bank PCL(4)	1,400	7,521
Bangkok Dusit Medical Services PCL(1)(4)	1,800	4,459
Bank of Ayudhya PCL(4)	8,700	6,251
Banpu PCL(4)	300	5,731
BEC World PCL(4)	4,500	6,274
Bumrungrad Hospital PCL(4)	3,800	5,797
Central Pattana PCL(4)	3,900	4,940
Charoen Pokphand Foods PCL(4)	35,500	40,093
CP ALL PCL(4)	22,700	42,859
Delta Electronics (Thailand) PCL(4)	7,300	5,046
Dynasty Ceramic PCL(4)	2,900	5,806
Electricity Generating PCL(4)	1,500	4,435
Esso Thailand PCL(4)	18,000	7,625
Glow Energy PCL(4)	2,700	4,860
Hana Microelectronics PCL(4)	8,700	5,139
Home Product Center PCL(4)	13,300	4,807
IRPC PCL(4)	42,000	6,202
Kasikornbank PCL(4)	11,500	49,082
Krung Thai Bank PCL(4)	8,600	4,243
Land & Houses PCL(4)	21,600	4,600
PTT Exploration & Production PCL(4)	10,200	58,237
PTT Global Chemical PCL(1)(4)	4,200	9,032
PTT PCL(4)	7,600	83,321
Ratchaburi Electricity Generating Holding PCL(4)	3,000	4,265
Robinson Department Store PCL(4)	3,700	5,008
Shin Corp. PCL(4)	3,500	5,651
Siam Cement PCL(4)	2,800	31,256
Siam City Cement PCL(4)	500	4,148
Siam Commercial Bank PCL(4)	15,000	58,502
Siam Makro PCL(4)	600	4,954
Thai Beverage PCL	38,000	8,899
Thai Oil PCL(4)	2,900	6,004
Thai Union Frozen Products PCL(4)	2,300	4,937
Thanachart Capital PCL(4)	5,000	4,193
TMB Bank PCL(4)	89,700	4,830
Total Access Communication PCL(4)	13,600	29,419
TPI Polene PCL(4)	11,900	6,298
True Corp. PCL(1)(4)	44,200	4,618

		$661,231

Turkey — 0.7%
Akbank TAS	17,200	$64,506
Akenerji Elektrik Uretim AS(1)	1,900	2,230
Aksa Akrilik Kimya Sanayii AS	1,200	3,039
Anadolu Efes Biracilik ve Malt Sanayii AS	900	12,569

Security	Shares	Value
Arcelik AS	1,300	$5,620
BIM Birlesik Magazalar AS	1,500	46,183
Cimsa Cimento Sanayi ve Ticaret AS	800	3,848
Coca-Cola Icecek AS	400	5,231
Dogan Sirketler Grubu Holding AS(1)	10,000	3,433
Eczacibasi Ilac Sanayi ve Ticaret AS	2,500	2,514
Enka Insaat ve Sanayi AS	14,800	40,444
Eregli Demir ve Celik Fabrikalari TAS	19,900	43,442
Ford Otomotiv Sanayi AS	400	3,571
Haci Omer Sabanci Holding AS	3,100	11,846
Ihlas Holding AS(1)	7,300	3,156
Is Gayrimenkul Yatirim Ortakligi AS	4,700	2,981
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	7,500	3,495
KOC Holding AS	16,300	63,306
Koza Altin Isletmeleri AS	400	7,074
Petkim Petrokimya Holding AS(1)	3,800	4,350
Tekfen Holding AS	1,300	4,455
Tofas Turk Otomobil Fabrikasi AS	900	3,818
Trakya Cam Sanayii AS	2,200	3,272
Tupras-Turkiye Petrol Rafinerileri AS	2,200	50,009
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	4,900	6,477
Turk Telekomunikasyon AS	10,000	44,593
Turkcell Iletisim Hizmetleri AS(1)	15,100	77,691
Turkiye Garanti Bankasi AS	23,400	84,260
Turkiye Halk Bankasi AS	1,100	7,220
Turkiye Is Bankasi	5,300	11,040
Turkiye Sinai Kalkinma Bankasi AS	3,100	3,736
Turkiye Vakiflar Bankasi TAO	3,700	6,002
Ulker Gida Sanayi ve Ticaret AS	1,200	3,605
Yapi ve Kredi Bankasi AS(1)	2,900	5,371
Yazicilar Holding AS	900	5,628

		$650,015

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank (PJSC)(1)	21,300	$16,727
Abu Dhabi National Hotels	13,000	7,434
Air Arabia (PJSC)	60,200	10,677
Dana Gas(1)	85,000	9,470
DP World, Ltd.	9,000	98,370
Dubai Financial Market(1)	32,100	7,068
Emaar Properties (PJSC)	103,300	76,834
National Bank of Abu Dhabi (PJSC)	26,100	76,109
Ras Al Khaimah Ceramics(1)	26,200	10,262
Union National Bank	12,200	10,254

		$323,205

United Kingdom — 2.8%
Amdocs, Ltd.(1)	457	$13,454
Anglo American PLC	202	8,384
AstraZeneca PLC	4,103	197,613
BAE Systems PLC	30,348	147,476
BG Group PLC	5,546	124,966
BHP Billiton PLC	3,645	122,533
BP PLC	20,824	156,650
Burberry Group PLC	2,172	46,029
Centrica PLC	28,220	130,662
Compass Group PLC	4,433	41,202
Experian PLC	5,202	70,578
GlaxoSmithKline PLC	1,887	41,974
Imperial Tobacco Group PLC	215	7,700
Kingfisher PLC	21,296	85,985
National Grid PLC	919	9,151

Security	Shares	Value
Next PLC	1,877	$77,571
Reckitt Benckiser Group PLC	154	8,204
Reed Elsevier PLC	4,277	35,437
Resolution, Ltd.	1,961	8,449
Rexam PLC	1,433	8,462
Rolls-Royce Holdings PLC(1)	10,759	124,933
Royal Dutch Shell PLC, Class A	6,614	234,644
Royal Dutch Shell PLC, Class B	4,852	177,326
SABMiller PLC	1,805	68,606
Sage Group PLC (The)	13,667	63,232
Serco Group PLC	5,579	44,723
Shire PLC	4,343	144,174
SSE PLC	787	15,184
Tesco PLC	2,654	13,383
Unilever PLC	245	7,918
Vodafone Group PLC	48,726	131,422
Whitbread PLC	755	19,590
WM Morrison Supermarkets PLC	25,464	114,880

		$2,502,495

United States — 19.7%
3M Co.	1,551	$134,487
A.O. Smith Corp.	271	11,512
Abbott Laboratories	2,395	129,689
Abercrombie & Fitch Co., Class A	71	3,262
ABIOMED, Inc.(1)	190	3,517
AboveNet, Inc.(1)	50	3,323
Acuity Brands, Inc.	62	3,610
Advance Auto Parts, Inc.	45	3,449
Advanced Energy Industries, Inc.(1)	178	1,894
Advisory Board Co. (The)(1)	255	19,451
AGL Resources, Inc.	512	21,253
Air Products and Chemicals, Inc.	469	41,286
Airgas, Inc.	420	33,151
Akamai Technologies, Inc.(1)	501	16,157
Alaska Air Group, Inc.(1)	307	23,372
Alaska Communications Systems Group Inc.	402	1,093
Alcoa, Inc.	1,863	18,928
Alexander & Baldwin, Inc.	40	1,892
Alexion Pharmaceuticals, Inc.(1)	677	51,967
Allegheny Technologies, Inc.	81	3,677
Allegiant Travel Co.(1)	56	3,078
Allergan, Inc.	818	71,910
Alliant Energy Corp.	254	10,767
Allied Nevada Gold Corp.(1)	550	19,762
Allscripts Healthcare Solutions, Inc.(1)	87	1,663
Alpha & Omega Semiconductor, Ltd.(1)	2,431	22,560
Altera Corp.	1,101	43,809
Altria Group, Inc.	5,131	145,720
Amazon.com, Inc.(1)	538	104,609
American Express Co.	1,099	55,104
American Greetings Corp.	196	2,817
American States Water Co.	92	3,328
American Tower Corp., Class A	1,237	78,562
American Water Works Co., Inc.	1,429	48,200
Amerigroup Corp.(1)	203	13,806
AmerisourceBergen Corp.	851	33,163
Amgen, Inc.	1,036	70,355
Amyris, Inc.(1)	81	727
Analog Devices, Inc.	2,012	78,730
Analogic Corp.	311	17,643
AOL, Inc.(1)	1,281	20,765

Security	Shares	Value
Aon Corp.	1,592	$77,101
Apple, Inc.(1)	626	285,757
Applied Industrial Technologies, Inc.	436	16,821
Applied Materials, Inc.	1,380	16,946
Applied Micro Circuits Corp.(1)	443	3,469
AptarGroup, Inc.	35	1,835
Aqua America, Inc.	1,164	25,678
Archipelago Learning, Inc.(1)	1,979	20,562
Ardea Biosciences, Inc.(1)	84	1,528
Arkansas Best Corp.	146	2,646
Artesian Resources Corp., Class A	193	3,648
Arthur J. Gallagher & Co.	913	30,439
Ascena Retail Group, Inc.(1)	342	12,097
Ascent Media Corp., Class A(1)	357	16,918
Associated Banc Corp.	706	8,797
Astoria Financial Corp.	1,769	14,736
AT&T, Inc.	8,543	251,250
athenahealth, Inc.(1)	58	3,374
Atmel Corp.(1)	266	2,583
ATMI, Inc.(1)	154	3,601
Atmos Energy Corp.	136	4,408
Automatic Data Processing, Inc.	2,153	117,941
AutoNation, Inc.(1)	77	2,754
AutoZone, Inc.(1)	164	57,052
Auxilium Pharmaceuticals, Inc.(1)	107	2,126
Avid Technology, Inc.(1)	268	2,597
Axis Capital Holdings, Ltd.	691	21,269
AZZ, Inc.	70	3,436
Badger Meter, Inc.	95	3,053
Balchem Corp.	310	11,730
Bank of America Corp.	4,308	30,716
Bank of Hawaii Corp.	461	21,077
Bank of New York Mellon Corp. (The)	1,561	31,423
Bank of the Ozarks, Inc.	480	13,435
BankFinancial Corp.	4,058	22,481
BankUnited, Inc.	266	6,094
Banner Corp.	95	1,866
BB&T Corp.	1,434	38,990
Beneficial Mutual Bancorp, Inc.(1)	203	1,797
Berkshire Hathaway, Inc., Class B(1)	1,587	124,373
Biglari Holdings, Inc.(1)	9	3,563
Bio Reference Labs, Inc.(1)	151	2,922
Biogen Idec, Inc.(1)	296	34,904
BioMarin Pharmaceutical, Inc.(1)	519	18,513
BJ’s Restaurants, Inc.(1)	101	5,053
Bob Evans Farms, Inc.	250	8,833
Boston Private Financial Holdings, Inc.	414	3,411
Briggs & Stratton Corp.	114	1,780
Bristol-Myers Squibb Co.	3,298	106,328
Brookdale Senior Living, Inc.(1)	100	1,760
Brookline Bancorp, Inc.	365	3,384
Brooks Automation, Inc.	278	2,980
Brown and Brown, Inc.	1,078	24,557
Buffalo Wild Wings, Inc.(1)	45	2,995
Bunge, Ltd.	674	38,600
C.H. Robinson Worldwide, Inc.	988	68,014
Cabot Microelectronics Corp.(1)	132	6,655
CACI International, Inc.(1)	279	16,375
Cal Dive International, Inc.(1)	742	2,233
California Water Service Group	176	3,247
Calpine Corp.(1)	289	4,219
Campbell Soup Co.	2,239	70,976

Security	Shares	Value
Capital One Financial Corp.	686	$31,385
Capitol Federal Financial, Inc.	2,473	28,563
CARBO Ceramics, Inc.	22	2,140
Carnival Corp.	847	25,579
Cash America International, Inc.	82	3,597
Caterpillar, Inc.	237	25,861
Cathay General Bancorp	119	1,873
Cato Corp. (The)	125	3,351
Cavium, Inc.(1)	570	18,320
Celgene Corp.(1)	1,058	76,917
Centene Corp.(1)	84	3,797
CenturyLink, Inc.	2,340	86,650
Cerner Corp.(1)	910	55,410
CH Energy Group, Inc.	61	3,470
Charles River Laboratories(1)	586	19,789
Charming Shoppes, Inc.(1)	479	2,376
Cheesecake Factory, Inc. (The)(1)	104	3,076
Chemed Corp.	36	2,021
Chemical Financial Corp.	534	12,084
Chevron Corp.	2,068	213,169
Children’s Place Retail Stores, Inc. (The)(1)	61	3,043
Chipotle Mexican Grill, Inc.(1)	170	62,439
CIRCOR International, Inc.	48	1,820
Cirrus Logic, Inc.(1)	183	3,739
CIT Group, Inc.(1)	495	18,879
Citigroup, Inc.	1,655	50,842
City Holding Co.	91	3,234
City National Corp.	469	21,518
Clean Energy Fuels Corp.(1)	258	3,860
Clean Harbors, Inc.(1)	385	24,428
Clear Channel Outdoor Holdings, Inc.(1)	228	2,759
Clearwire Corp.(1)	866	1,464
Clorox Co. (The)	554	38,038
Coach, Inc.	907	63,535
Coca Cola Bottling Co. Consolidated	398	24,258
Coca-Cola Co. (The)	2,462	166,259
Coeur d’Alene Mines Corp.(1)	290	8,021
Cogent Communications Group, Inc.(1)	202	3,078
Cognizant Technology Solutions Corp., Class A(1)	990	71,033
Columbia Banking System, Inc.	563	11,823
Comcast Corp., Class A	1,467	39,008
Comerica, Inc.	1,162	32,153
Comfort Systems USA, Inc.	269	3,217
Commerce Bancshares, Inc.	135	5,241
Commercial Metals Co.	134	1,922
comScore, Inc.(1)	135	2,990
Concho Resources, Inc.(1)	45	4,800
ConocoPhillips	2,088	142,423
Consolidated Edison, Inc.	1,479	87,202
Consolidated Graphics, Inc.(1)	36	1,828
Consolidated-Tomoka Land Co.	113	3,232
Constellation Energy Group, Inc.	1,161	42,295
Corporate Executive Board Co. (The)	80	3,146
Costar Group, Inc.(1)	320	18,134
Costco Wholesale Corp.	1,860	153,022
Covanta Holding Corp.	1,490	21,292
Credit Acceptance Corp.(1)	43	3,630
Cree, Inc.(1)	115	2,924
Cullen/Frost Bankers, Inc.	407	22,658
Cummins, Inc.	403	41,912
CVR Energy, Inc.(1)	122	3,043
CVS Caremark Corp.	1,619	67,593

Security	Shares	Value
Cypress Semiconductor Corp.(1)	160	$2,751
Danaher Corp.	843	44,266
Darden Restaurants, Inc.	225	10,321
Delta Air Lines, Inc.(1)	862	9,094
Deluxe Corp.	70	1,790
Dexcom, Inc.(1)	479	5,255
DFC Global Corp.(1)	230	4,531
Dime Community Bancshares, Inc.	239	3,293
Discovery Communications, Inc., Class A(1)	854	36,620
Dollar Tree, Inc.(1)	159	13,485
Dominion Resources, Inc.	1,206	60,348
Donaldson Co., Inc.	74	5,350
DSW, Inc., Class A	62	3,098
Ducommun, Inc.(1)	990	14,306
Duke Energy Corp.	5,118	109,065
Dycom Industries, Inc.(1)	157	3,355
E.I. Du Pont de Nemours & Co.	625	31,806
Earthlink, Inc.	1,653	11,918
eBay, Inc.(1)	1,297	40,985
Ecolab, Inc.	1,005	60,742
Edwards Lifesciences Corp.(1)	469	38,772
El Paso Corp.	1,005	27,004
Eli Lilly & Co.	2,364	93,945
EMC Corp.(1)	2,566	66,100
Emcor Group, Inc.	115	3,315
Emergent Biosolutions, Inc.(1)	156	2,647
Emeritus Corp.(1)	159	2,776
Emerson Electric Co.	1,939	99,626
Encore Wire Corp.	63	1,720
Endurance Specialty Holdings, Ltd.	45	1,683
EnergySolutions, Inc.(1)	441	1,570
Ennis, Inc.	294	4,863
EnPro Industries, Inc.(1)	93	3,284
Ensign Group, Inc. (The)	73	1,935
Enzon Pharmaceuticals, Inc.(1)	394	2,809
Equinix, Inc.(1)	269	32,269
Erie Indemnity Co.	38	2,913
Essa Bancorp, Inc.	3,987	40,149
Everest Re Group, Ltd.	280	23,912
Expeditors International of Washington, Inc.	855	38,176
Exponent, Inc.(1)	67	3,273
Express Scripts, Inc.(1)	535	27,371
Exterran Holdings, Inc.(1)	319	2,960
Exxon Mobil Corp.	3,021	252,979
EZCorp, Inc.(1)	107	2,870
FactSet Research Systems, Inc.	370	32,678
Family Dollar Stores, Inc.	724	40,399
Farmer Bros Co.(1)	1,466	14,631
Fastenal Co.	308	14,377
FedEx Corp.	883	80,786
Fidelity National Information Services, Inc.	1,189	33,958
First Cash Financial Services, Inc.(1)	73	2,938
First Citizens BancShares, Inc.	21	3,705
First Commonwealth Financial Corp.	2,296	12,720
First Financial Bankshares, Inc.	52	1,772
First Midwest Bancorp, Inc.	1,278	13,905
First Niagara Financial Group, Inc.	3,460	33,112
Fluor Corp.	319	17,941
Flushing Financial Corp.	237	3,107
Foot Locker, Inc.	143	3,752
Formfactor, Inc.(1)	278	1,432
Forrester Research, Inc.(1)	85	2,970

Security	Shares	Value
Franklin Financial Corp.(1)	1,674	$20,875
Fred’s, Inc., Class A	136	2,006
Freeport-McMoRan Copper & Gold, Inc.	1,200	55,452
Fresh Del Monte Produce, Inc.	545	13,342
Frontier Communications Corp.	7,280	31,158
FTI Consulting, Inc.(1)	113	4,839
Gartner, Inc.(1)	572	21,685
Gaylord Entertainment Co.(1)	119	3,338
General Electric Co.	6,815	127,509
General Mills, Inc.	1,438	57,276
Genesco, Inc.(1)	287	17,527
Geron Corp.(1)	708	1,402
Global Payments, Inc.	617	30,862
Global Power Equipment Group, Inc.(1)	486	12,466
Globe Specialty Metals, Inc.	100	1,368
Google, Inc., Class A(1)	267	154,889
Gorman-Rupp Co. (The)	396	12,427
Graco, Inc.	68	3,127
Granite Construction, Inc.	217	5,779
Greatbatch, Inc.(1)	205	4,801
Gulfmark Offshore, Inc.(1)	72	3,292
Halliburton Co.	779	28,652
Halozyme Therapeutics, Inc.(1)	360	3,802
Hancock Holding Co.	96	3,187
Harsco Corp.	72	1,601
Hawaiian Electric Industries Co.	635	16,478
Haynes International, Inc.	55	3,342
HeartWare International, Inc.(1)	71	4,915
Herbalife, Ltd.	119	6,888
Hewlett-Packard Co.	1,527	42,725
Hittite Microwave Corp.(1)	263	14,470
HMS Holdings Corp.(1)	841	27,761
HollyFrontier Corp.	1,659	48,675
Hologic, Inc.(1)	263	5,363
Home BancShares, Inc.	131	3,414
Home Depot, Inc. (The)	1,754	77,860
Home Federal Bancorp Inc.	165	1,701
Howard Hughes Corp. (The)(1)	310	16,064
Hubbell, Inc., Class B	28	2,015
Humana, Inc.	229	20,386
Huron Consulting Group, Inc.(1)	139	5,210
Hyatt Hotels Corp.(1)	203	8,652
IAC/InterActiveCorp	583	25,110
IBERIABANK Corp.	298	15,579
ICF International, Inc.(1)	619	17,542
ICG Group, Inc.(1)	154	1,381
ICU Medical, Inc.(1)	110	5,112
IDEX Corp.	85	3,444
IHS, Inc.(1)	371	33,197
Illinois Tool Works, Inc.	1,561	82,780
Illumina, Inc.(1)	515	26,656
Imation Corp.(1)	247	1,465
Immunogen, Inc.(1)	244	3,445
Incyte Corp.(1)	209	3,699
Independent Bank Corp.	64	1,775
Insperity, Inc.	424	11,881
Insulet Corp.(1)	293	5,705
Integrys Energy Group, Inc.	741	38,465
Intel Corp.	7,597	200,713
International Business Machines Corp.	1,156	222,646
International Rectifier Corp.(1)	819	18,673
Investors Bancorp, Inc.(1)	348	5,136

Security	Shares	Value
IPC The Hospitalist Co., Inc.(1)	70	$2,358
Isis Pharmaceuticals, Inc.(1)	414	3,378
ITC Holdings Corp.	89	6,560
J.B. Hunt Transport Services, Inc.	68	3,473
Jack Henry & Associates, Inc.	90	3,078
Jacobs Engineering Group, Inc.(1)	127	5,685
JetBlue Airways Corp.(1)	3,481	20,642
John Wiley & Sons, Inc., Class A	385	17,475
Johnson & Johnson	2,877	189,623
Jones Lang LaSalle, Inc.	274	21,580
Jos. A. Bank Clothiers, Inc.(1)	312	14,898
Kaiser Aluminum Corp.	64	3,160
Kaydon Corp.	53	1,808
Kellogg Co.	916	45,360
Kennametal, Inc.	75	3,233
Kensey Nash Corp.	250	5,803
KeyCorp	2,009	15,610
Kimberly-Clark Corp.	227	16,244
Kinder Morgan, Inc.	1,853	60,167
Kirby Corp.(1)	49	3,272
Knight Transportation, Inc.	188	3,311
Kohl’s Corp.	1,122	51,601
Kraft Foods, Inc., Class A	2,680	102,644
L.B. Foster Co., Class A	65	1,940
Laboratory Corp. of America Holdings(1)	544	49,716
Laclede Group, Inc. (The)	85	3,541
Lam Research Corp.(1)	159	6,772
Landec Corp.(1)	3,409	20,556
Landstar System, Inc.	65	3,325
Lattice Semiconductor Corp.(1)	465	3,162
Layne Christensen Co.(1)	121	2,811
Lennox International, Inc.	170	6,154
Liberty Media Corp. - Capital, Class A(1)	49	4,038
Lincoln Electric Holdings, Inc.	46	1,976
Lindsay Corp.	49	2,995
Live Nation, Inc.(1)	312	3,207
LivePerson, Inc.(1)	524	6,288
Loews Corp.	917	34,213
LogMeIn, Inc.(1)	288	11,471
Lowe’s Companies, Inc.	1,824	48,938
LSI Corp.(1)	469	3,550
Luby’s, Inc.(1)	3,481	18,171
Luminex Corp.(1)	903	17,789
M&T Bank Corp.	830	66,184
Madison Square Garden Co. (The)(1)	472	13,542
Marathon Oil Corp.	1,324	41,560
Marathon Petroleum Corp.	2,169	82,899
Marriott International, Inc., Class A	896	30,867
Marriott Vacations Worldwide Corp.(1)	29	602
Marsh & McLennan Cos., Inc.	2,897	91,516
Martin Marietta Materials, Inc.	276	22,773
Marvell Technology Group, Ltd.(1)	210	3,261
MasterCard, Inc., Class A	169	60,091
Materion Corp.(1)	63	1,853
Maxim Integrated Products, Inc.	362	9,716
MAXIMUS, Inc.	448	20,173
McCormick & Co., Inc.	662	33,458
McDonald’s Corp.	2,642	261,690
McEwen Mining, Inc.(1)	366	2,123
McGraw-Hill Cos., Inc. (The)	1,279	58,834
McKesson Corp.	556	45,436
McMoRan Exploration Co.(1)	228	2,674

Security	Shares	Value
MDC Holdings, Inc.	152	$3,013
Medicines Co. (The)(1)	161	3,239
Medivation, Inc.(1)	181	10,029
Men’s Wearhouse, Inc. (The)	96	3,311
Merck & Co., Inc.	3,774	144,393
Meredith Corp.	600	18,894
MGE Energy, Inc.	413	18,527
Micrel, Inc.	281	3,248
Microchip Technology, Inc.	1,511	55,771
Micromet, Inc.(1)	1,686	18,428
Microsoft Corp.	3,920	115,758
Middleby Corp.(1)	20	1,923
Minerals Technologies, Inc.	40	2,538
Mohawk Industries, Inc.(1)	151	9,235
Monsanto Co.	751	61,620
Morningstar, Inc.	230	13,736
MSCI, Inc., Class A(1)	88	2,867
Mueller Industries, Inc.	498	22,017
Murphy Oil Corp.	526	31,350
MWI Veterinary Supply, Inc.(1)	182	14,289
MYR Group, Inc.(1)	151	3,017
Nash Finch Co.	746	21,791
National Fuel Gas Co.	69	3,469
National Healthcare Corp.	75	3,325
National Oilwell Varco, Inc.	415	30,702
Nektar Therapeutics(1)	574	3,588
Neogen Corp.(1)	43	1,401
NetApp, Inc.(1)	549	20,719
Netflix, Inc.(1)	182	21,876
NetLogic Microsystems, Inc.	313	15,587
Neustar, Inc. Class A(1)	95	3,468
New Jersey Resources Corp.	471	22,476
New York Community Bancorp, Inc.	4,235	53,742
Newmont Mining Corp.	2,608	160,340
NextEra Energy, Inc.	1,053	63,022
Nordic American Tankers, Ltd.	221	3,063
Nordson Corp.	36	1,632
Nordstrom, Inc.	441	21,777
Northern Trust Corp.	911	37,542
Northwest Bancshares, Inc.	1,264	15,573
Northwest Natural Gas Co.	117	5,563
NPS Pharmaceuticals, Inc.(1)	322	2,473
NSTAR	65	2,920
Nucor Corp.	1,133	50,407
Nutraceutical International Corp.(1)	244	3,135
NVR, Inc.(1)	40	27,730
O’Reilly Automotive, Inc.(1)	470	38,310
Occidental Petroleum Corp.	532	53,078
Ocwen Financial Corp.(1)	210	3,022
OGE Energy Corp.	711	37,583
Old Republic International Corp.	188	1,857
Omnicare, Inc.	130	4,268
Omnicell, Inc.(1)	750	11,610
Omnicom Group, Inc.	872	39,772
Oneok, Inc.	563	46,819
Onyx Pharmaceuticals, Inc.(1)	75	3,071
OpenTable, Inc.(1)	70	3,372
Optimer Pharmaceuticals, Inc.(1)	224	2,905
Oracle Corp.	2,464	69,485
OraSure Technologies, Inc.(1)	319	3,550
Oritani Financial Corp.	251	3,255
Overseas Shipholding Group, Inc.	133	1,690

Security	Shares	Value
PacWest Bancorp	170	$3,616
Panera Bread Co., Class A(1)	229	33,949
Papa John’s International, Inc.(1)	88	3,409
Park National Corp.	28	1,938
Parker Hannifin Corp.	480	38,726
PartnerRe, Ltd.	517	33,822
Paychex, Inc.	1,061	33,422
Peabody Energy Corp.	455	15,511
Penn National Gaming, Inc.(1)	122	4,995
PennyMac Mortgage Investment Trust	1,550	27,451
Pentair, Inc.	87	3,203
People’s United Financial, Inc.	2,881	35,523
PepsiCo, Inc.	2,814	184,795
Perrigo Co.	321	30,688
PF Chang’s China Bistro, Inc.	102	3,321
Pfizer, Inc.	5,773	123,542
PG&E Corp.	938	38,139
Philip Morris International, Inc.	2,834	211,898
Piedmont Natural Gas Co., Inc.	669	22,024
Pinnacle Financial Partners, Inc.(1)	706	11,889
Platinum Underwriters Holdings, Ltd.	152	5,206
PNC Financial Services Group, Inc.	750	44,190
PNM Resources, Inc.	251	4,470
Popular, Inc.(1)	1,476	2,317
Portland General Electric Co.	180	4,489
Power Integrations, Inc.	82	2,951
PPG Industries, Inc.	392	35,115
Praxair, Inc.	914	97,067
priceline.com, Inc.(1)	193	102,190
Pricesmart, Inc.	66	4,399
PrivateBancorp, Inc.	153	2,163
Procter & Gamble Co.	2,817	177,584
Progress Energy, Inc.	1,056	57,373
Provident Financial Services, Inc.	968	13,397
PulteGroup, Inc.(1)	1,722	12,829
Quad Graphics, Inc.	958	11,257
Quanex Building Products Corp.	205	3,368
Quanta Services, Inc.(1)	1,036	22,378
Rackspace Hosting, Inc.(1)	71	3,082
Ralph Lauren Corp.	45	6,840
Rambus, Inc.(1)	162	1,181
RBC Bearings, Inc.(1)	74	3,351
RealNetworks, Inc.	1,944	19,848
Red Robin Gourmet Burgers, Inc.(1)	66	2,027
Regal-Beloit Corp.	330	18,734
Regeneron Pharmaceuticals, Inc.(1)	89	8,087
Regions Financial Corp.	1,471	7,679
Reliance Steel & Aluminum Co.	64	3,405
RenaissanceRe Holdings, Ltd.	430	31,437
Renasant Corp.	115	1,815
Republic Airways Holdings, Inc.(1)	10,137	55,855
Republic Services, Inc.	1,924	56,335
Resolute Energy Corp.(1)	216	2,430
Retail Opportunity Investments Corp.	146	1,732
Reynolds American, Inc.	1,970	77,283
Rimage Corp.	2,151	26,758
Riverbed Technology, Inc.(1)	394	9,432
Rockville Financial, Inc.	165	1,795
Rockwell Automation, Inc.	283	22,037
Rosetta Stone, Inc.(1)	2,332	18,190
Ross Stores, Inc.	378	19,210
Royal Gold, Inc.	375	28,553

Security	Shares	Value
RTI International Metals, Inc.(1)	124	$3,121
Rubicon Technology, Inc.(1)	160	1,733
Ryland Group, Inc.	222	4,040
S&T Bancorp, Inc.	89	1,932
Salix Pharmaceuticals, Ltd.(1)	49	2,362
Sandy Spring Bancorp, Inc.	98	1,789
Savient Pharmaceuticals, Inc.(1)	443	1,121
SBA Communications Corp., Class A(1)	678	30,998
SCBT Financial Corp.	56	1,732
Schlumberger, Ltd.	1,386	104,186
Scholastic Corp.	469	13,840
Scotts Miracle-Gro Co. (The), Class A	34	1,610
SemGroup Corp.(1)	520	13,764
Sempra Energy	1,288	73,287
Semtech Corp.(1)	119	3,392
Sequenom, Inc.(1)	615	2,651
Shaw Group, Inc. (The)(1)	71	1,927
Shenandoah Telecommunications Co.	211	2,083
Sherwin-Williams Co. (The)	543	52,959
Sigma-Aldrich Corp.	231	15,717
Signature Bank(1)	357	20,760
Silicon Image, Inc.(1)	475	2,309
Silicon Laboratories, Inc.(1)	602	26,392
Simmons First National Corp., Class A	64	1,763
Skywest, Inc.	124	1,587
Skyworks Solutions, Inc.(1)	235	5,071
South Jersey Industries, Inc.	365	20,031
Southern Co. (The)	2,715	123,695
Southwest Airlines Co.	2,963	28,386
Southwest Gas Corp.	640	26,752
Spectra Energy Corp.	4,866	153,230
Spectrum Pharmaceuticals, Inc.	275	3,869
Stage Stores, Inc.	106	1,630
Standard Microsystems Corp.(1)	124	3,194
Standex International Corp.	316	12,668
Stanley Black & Decker, Inc.	432	30,318
Starbucks Corp.	1,713	82,104
Stericycle, Inc.(1)	446	37,473
Sturm Ruger & Co., Inc.	104	4,124
SuccessFactors, Inc.	62	2,468
Suncoke Energy, Inc.(1)	210	2,820
Sunoco, Inc.	965	37,017
SunTrust Banks, Inc.	975	20,056
Supertex, Inc.(1)	184	3,400
Susquehanna Bancshares, Inc.	229	2,093
SVB Financial Group(1)	62	3,598
Sysco Corp.	1,439	43,328
Targacept, Inc.(1)	94	572
Target Corp.	1,398	71,032
Techne Corp.	42	2,867
Teekay Corp.	200	5,484
Tejon Ranch Co.(1)	64	1,824
Telephone & Data Systems, Inc.	635	16,701
Terreno Realty Corp.	881	12,440
Territorial Bancorp, Inc.	1,721	35,590
Tesoro Corp.(1)	1,230	30,787
Tetra Tech, Inc.(1)	691	15,983
Texas Capital Bancshares, Inc.(1)	504	15,987
Texas Industries, Inc.	106	3,314
Texas Instruments, Inc.	3,618	117,151
Texas Roadhouse, Inc.	1,171	17,752
TFS Financial Corp.(1)	353	3,177

Security	Shares	Value
Thomas & Betts Corp.(1)	33	$2,356
Time Warner, Inc.	1,831	67,857
Titanium Metals Corp.	173	2,661
TJX Companies, Inc. (The)	1,116	76,044
Toll Brothers, Inc.(1)	1,311	28,593
Towers Watson & Co., Class A	381	22,784
Tredegar Corp.	492	12,133
Trex Co., Inc.(1)	90	2,234
Trustco Bank Corp.	2,143	11,979
TW Telecom, Inc.(1)	1,322	26,638
U.S. Bancorp	2,707	76,392
UGI Corp.	1,038	27,933
UIL Holdings Corp.	310	10,720
Umpqua Holdings Corp.	1,296	15,772
Union Pacific Corp.	759	86,761
United Continental Holdings, Inc.(1)	151	3,488
United Financial Bancorp, Inc.	103	1,662
United Parcel Service, Inc., Class B	2,339	176,945
United States Steel Corp.	455	13,736
United Technologies Corp.	1,106	86,655
United Therapeutics Corp.(1)	63	3,098
UnitedHealth Group, Inc.	1,436	74,370
Universal Corp., VA	68	3,052
URS Corp.(1)	690	28,394
US Cellular Corp.(1)	42	1,927
USEC, Inc.(1)	792	1,513
USG Corp.(1)	324	4,160
Valero Energy Corp.	2,580	61,894
Valmont Industries, Inc.	211	22,136
Valspar Corp.	83	3,589
Vectren Corp.	104	2,973
VeriSign, Inc.	925	34,281
Verisk Analytics, Inc., Class A(1)	126	5,049
Verizon Communications, Inc.	5,769	217,261
Vertex Pharmaceuticals, Inc.(1)	162	5,986
Viacom, Inc., Class B	930	43,747
Viad Corp.	644	13,028
ViewPoint Financial Group	241	3,275
Visa, Inc., Class A	1,224	123,183
Vitamin Shoppe, Inc.(1)	274	11,711
VIVUS, Inc.(1)	352	4,199
VMware, Inc., Class A(1)	30	2,738
Volterra Semiconductor Corp.(1)	459	13,848
Vulcan Materials Co.	741	32,500
W.W. Grainger, Inc.	356	67,903
Wal-Mart Stores, Inc.	3,668	225,069
Walgreen Co.	922	30,758
Washington Banking Co.	141	1,867
Washington Federal, Inc.	1,293	20,378
Washington Post Co., Class B	106	40,143
Waste Connections, Inc.	817	26,397
Waste Management, Inc.	2,815	97,849
Watsco, Inc.	129	8,897
Watson Pharmaceuticals, Inc.(1)	771	45,204
Watts Water Technologies, Inc.	53	2,043
Webster Financial Corp.	146	3,095
WellPoint, Inc.	707	45,474
Wells Fargo & Co.	4,436	129,576
Wendy’s Co. (The)	3,955	18,549
Wesbanco, Inc.	84	1,677
WESCO International, Inc.(1)	58	3,647
Westamerica Bancorporation	65	3,019

Security	Shares	Value
Western Alliance Bancorp(1)	1,256	$10,035
Western Refining, Inc.	316	5,223
Western Union Co.	1,183	22,595
Westfield Financial, Inc.	234	1,870
Wet Seal, Inc. (The)(1)	397	1,390
WGL Holdings, Inc.	513	21,879
Willbros Group, Inc.(1)	327	1,393
Williams Cos., Inc.	931	26,831
Windstream Corp.	1,997	24,104
World Fuel Services Corp.	545	24,732
World Wrestling Entertainment, Inc.	4,933	46,814
WPX Energy, Inc.(1)	758	12,492
Xilinx, Inc.	1,518	54,420
Yahoo! Inc.(1)	1,556	24,071
Yum! Brands, Inc.	2,228	141,099
Zions Bancorporation	1,401	23,593

		$17,390,466

Total Common Stocks (identified cost $51,309,292)		$52,705,804

Equity-Linked Securities(8) — 1.4%

Security	Maturity Date	Shares	Value
India(5) — 1.2%
ABB Ltd.	11/2/16	300	$4,953
Adani Enterprises Ltd.	11/2/16	700	5,888
Adani Ports and Special Economic Zone	11/2/16	1,200	3,549
Adani Power Ltd.	11/2/16	2,300	3,724
Apollo Hospitals Enterprises Ltd.	11/2/16	400	4,855
Asian Paints Ltd.	8/17/16	400	24,117
Axis Bank Ltd.	10/8/14	1,500	32,460
Bajaj Auto Ltd.	7/29/16	700	22,562
Bank of Baroda	9/29/14	1,600	24,275
Bharat Forge Ltd.	11/2/16	700	4,121
Bharat Heavy Electricals Ltd.	9/29/14	1,400	7,062
Bharti Airtel Ltd.	9/29/14	14,500	106,734
Cairn India Ltd.	9/29/14	3,700	25,267
Cipla Ltd.	9/29/14	800	5,640
Coal India Ltd.	11/2/16	3,200	21,176
Colgate-Palmolive (India) Ltd.	10/1/14	200	4,039
Divi’s Laboratories Ltd.	11/2/16	300	4,765
DLF Ltd.	11/2/16	2,900	12,672
Essar Oil Ltd.	11/2/16	3,000	3,728
Exide Industries Ltd.	11/2/16	1,600	4,291
Federal Bank Ltd.	7/29/16	600	4,817
GAIL India Ltd.	4/6/16	2,500	18,875
GlaxoSmithKline Pharmaceuticals Ltd.	11/3/16	100	3,924
Glenmark Pharmaceuticals Ltd.	11/2/16	600	3,581
Grasim Industries Ltd.	9/29/14	300	15,776
Gujarat State Petronet Ltd.	11/2/16	2,000	3,371
Hero Motocorp Ltd.	10/8/14	700	26,243
Hindalco Industries Ltd.	6/30/16	3,500	10,329
Hindustan Petroleum Corp. Ltd.	10/13/14	700	4,159
Hindustan Unilever Ltd.	10/1/14	7,700	58,736
Hindustan Zinc Ltd.	10/13/14	2,000	5,446
IDBI Bank Ltd.	11/2/16	3,500	7,178
Idea Cellular Ltd.	11/2/16	3,100	5,978
IFCI Ltd.	10/13/14	12,400	7,167
Indiabulls Financial Services Ltd.	11/2/16	4,000	14,667
Indian Oil Corp. Ltd.	4/26/16	4,300	24,996

Security	Maturity Date	Shares	Value
IndusInd Bank Ltd.	12/15/14	4,700	$27,617
Infrastructure Development Finance Company Ltd.	10/8/14	12,300	32,952
ITC Ltd.	9/29/14	6,100	25,040
Jaiprakash Associates Ltd.	10/13/14	3,200	4,499
Jindal Saw Ltd.	10/4/16	1,600	4,613
Jindal Steel and Power Ltd.	9/29/14	2,000	21,810
Kotak Mahindra Bank Ltd.	10/13/14	2,700	27,084
Larsen & Toubro Ltd.	11/4/14	700	18,469
Lupin Ltd.	11/2/16	400	3,843
Mahindra & Mahindra Ltd.	10/15/14	1,300	17,632
Maruti Suzuki India Ltd.	9/29/14	200	4,777
National Hydroelectric Power Corp. Ltd.	11/2/16	8,000	3,333
Nestle India Ltd.	9/8/15	200	17,150
NMDC Ltd.	11/2/16	1,400	5,057
NTPC Ltd.	4/26/16	14,700	50,950
Oil and Natural Gas Corp. Ltd.	4/26/16	11,400	63,350
Oil India Ltd.	11/2/16	200	4,900
Power Finance Co.	7/27/15	7,000	23,940
Power Grid Corp. of India Ltd.	11/16/15	13,000	27,235
Ranbaxy Laboratories Ltd.	11/2/16	400	3,637
Reliance Communications Ltd.	4/26/16	2,500	4,995
Reliance Infrastructure Ltd.	4/26/16	500	5,393
Reliance Power Ltd.	11/2/16	2,300	4,705
Shriram Transport Finance Co., Ltd.	9/24/14	2,100	24,641
Siemens Ltd.	11/2/16	200	2,958
Sun Pharmaceutical Industries Ltd.	4/26/16	3,200	35,331
Tata Chemicals Ltd.	6/30/16	800	5,497
Tata Consultancy Services Ltd.	10/13/14	1,200	27,353
Tata Power Co. Ltd.	4/26/16	3,300	6,900
Tata Steel Ltd.	10/13/14	2,500	22,685
Torrent Power Ltd.	11/2/16	800	3,348
Union Bank of India Ltd.	7/29/16	1,800	8,267
United Breweries Ltd.	11/2/16	500	4,143
Wipro Ltd.	10/13/14	1,200	9,997
Yes Bank Ltd.	11/2/16	2,200	14,703

			$1,109,925

Security	Maturity Date	Shares	Value
Kuwait(6) — 0.2%
Al Safwa Group Holding Co. KSC	11/15/13	5,000	$15,265
Boubyan Petrochemicals Co.	10/4/13	5,000	10,145
Commercial Bank of Kuwait SAK	2/25/14	5,000	13,735
Gulf Bank	10/4/13	10,000	42,380
Gulf Cable and Electrical Industries Co.	11/4/13	2,500	13,148
Kuwait Finance House KSC	1/14/14	5,000	15,535
Kuwait Food Co. (Americana)	11/15/13	2,500	18,048
Kuwait Pipes Industries & Oil Services Co.	5/16/14	20,000	8,980
Mobile Telecommunications Co.	9/20/13	160,000	8,480
National Bank of Kuwait SAK	10/15/13	5,000	8,845
National Mobile Telecommunications Co. KSC	1/7/14	2,500	13,020

			$167,581

Total Equity-Linked Securities (identified cost $1,279,097)			$1,277,506

Short-Term Investments — 63.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(7)	$55,933	$55,932,785

Total Short-Term Investments (identified cost $55,932,785)		$55,932,785

Total Investments — 124.6% (identified cost $108,521,174)		$109,916,095

Other Assets, Less Liabilities — (24.6)%		$(21,728,979)

Net Assets — 100.0%		$88,187,116

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

PPS	-	Partially Protected Shares

SDR	-	Swedish Depositary Receipt

(1)		Non-income producing security.

(2)		Amount is less than 0.05%.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(5)		Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(6)		Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (Citigroup Global Markets Holdings Inc.) in addition to the market risk of the underlying security.

(7)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $3,222.

(8)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $1,277,506 or 1.4% of the Portfolio’s net assets.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value
United States Dollar	89.7%	$79,108,260
Euro	7.1	6,275,963
British Pound Sterling	2.8	2,496,323
Hong Kong Dollar	2.8	2,478,553
Japanese Yen	2.7	2,364,509
Australian Dollar	1.5	1,288,242
South Korean Won	1.5	1,286,315
New Taiwan Dollar	1.5	1,280,063
South African Rand	1.4	1,269,896
Swiss Franc	1.4	1,246,262
Singapore Dollar	1.0	923,261
Other currency, less than 1% each	11.2	9,898,448

Total Investments	124.6%	$109,916,095

Sector Classification of Portfolio

	Percentage
Sector	of Net Assets	Value
Financials	11.6%	$10,214,383
Industrials	7.1	6,221,794
Consumer Staples	6.2	5,495,654
Consumer Discretionary	6.0	5,302,165
Information Technology	6.0	5,280,191
Energy	5.5	4,813,312
Telecommunication Services	5.2	4,610,465
Materials	5.1	4,502,934
Health Care	4.8	4,265,984
Utilities	3.7	3,276,428
Short-Term Investments	63.4	55,932,785

Total Investments	124.6%	$109,916,095

Parametric Structured Absolute Return Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Portfolio commenced operations on November 1, 2011.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2012 were $4,358,268 or 4.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Investment Valuation and Other

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

A summary of open financial instruments at January 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/1/12	Euro 457,304	United States Dollar 599,663	State Street Bank and Trust Co.	$(1,486)
2/1/12	Hong Kong Dollar 3,168,094	United States Dollar 408,417	State Street Bank and Trust Co.	90
2/1/12	Hong Kong Dollar 4,852,660	United States Dollar 625,706	State Street Bank and Trust Co.	16
2/1/12	Israeli Shekel 490,560	United States Dollar 130,638	State Street Bank and Trust Co.	466
2/1/12	Kuwaiti Dinar 41,433	United States Dollar 149,355	State Street Bank and Trust Co.	(102)
2/1/12	New Turkish Lira 493,418	United States Dollar 275,776	State Street Bank and Trust Co.	1,917
2/2/12	Australian Dollar 550,334	United States Dollar 580,218	State Street Bank and Trust Co.	4,045
2/2/12	Brazilian Real 235,003	United States Dollar 134,749	State Street Bank and Trust Co.	(247)
2/2/12	British Pound Sterling 712,678	United States Dollar 1,117,899	State Street Bank and Trust Co.	5,139
2/2/12	Czech Koruna 2,754,526	United States Dollar 143,295	State Street Bank and Trust Co.	(1,009)
2/2/12	Danish Krone 1,529,295	United States Dollar 269,760	State Street Bank and Trust Co.	(677)
2/2/12	Euro 1,752,035	United States Dollar 2,297,444	State Street Bank and Trust Co.	(5,695)
2/2/12	Hungarian Forint 27,564,018	United States Dollar 122,334	State Street Bank and Trust Co.	187
2/2/12	Indonesian Rupiah 2,436,164,077	United States Dollar 270,535	State Street Bank and Trust Co.	451
2/2/12	Japanese Yen 82,061,376	United States Dollar 1,075,228	State Street Bank and Trust Co.	1,411
2/2/12	Mexican Peso 3,771,530	United States Dollar 290,968	State Street Bank and Trust Co.	(1,610)
2/2/12	New Zealand Dollar 97,394	United States Dollar 79,513	State Street Bank and Trust Co.	901
2/2/12	Norwegian Krone 1,431,396	United States Dollar 245,438	State Street Bank and Trust Co.	(1,464)
2/2/12	Philippine Peso 5,765,504	United States Dollar 134,519	State Street Bank and Trust Co.	(78)
2/2/12	Polish Zloty 866,466	United States Dollar 267,549	State Street Bank and Trust Co.	973
2/2/12	Singapore Dollar 483,780	United States Dollar 383,922	State Street Bank and Trust Co.	687

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/2/12	Swedish Krona 1,878,389	United States Dollar 277,750	State Street Bank and Trust Co.	$(1,618)
2/2/12	Swiss Franc 509,162	United States Dollar 554,317	State Street Bank and Trust Co.	(1,180)
2/2/12	Thai Baht 9,323,766	United States Dollar 301,935	State Street Bank and Trust Co.	(439)
2/3/12	Malaysian Ringgit 822,643	United States Dollar 270,437	State Street Bank and Trust Co.	(37)
2/6/12	South African Rand 4,360,438	United States Dollar 554,940	State Street Bank and Trust Co.	2,246
2/9/12	Australian Dollar 721,254	United States Dollar 742,307	State Street Bank and Trust Co.	22,810
2/9/12	British Pound Sterling 476,266	United States Dollar 743,208	State Street Bank and Trust Co.	7,251
2/9/12	Canadian Dollar 754,068	United States Dollar 742,727	State Street Bank and Trust Co.	9,172
2/9/12	Euro 570,483	United States Dollar 736,562	State Street Bank and Trust Co.	9,668
2/9/12	Israeli Shekel 2,850,245	United States Dollar 738,438	State Street Bank and Trust Co.	23,048
2/9/12	Japanese Yen 57,145,901	United States Dollar 744,960	State Street Bank and Trust Co.	4,845
2/9/12	New Zealand Dollar 945,673	United States Dollar 741,729	State Street Bank and Trust Co.	38,688
2/9/12	Norwegian Krone 4,410,442	United States Dollar 740,078	State Street Bank and Trust Co.	11,451
2/9/12	Singapore Dollar 956,591	United States Dollar 742,781	State Street Bank and Trust Co.	17,713
2/9/12	Swedish Krona 5,089,415	United States Dollar 739,123	State Street Bank and Trust Co.	8,793
2/9/12	Swiss Franc 693,730	United States Dollar 735,382	State Street Bank and Trust Co.	18,334
3/14/12	Australian Dollar 816,506	United States Dollar 865,129	State Street Bank and Trust Co.	(2,230)
3/14/12	British Pound Sterling 550,645	United States Dollar 863,709	State Street Bank and Trust Co.	3,712
3/14/12	Canadian Dollar 865,909	United States Dollar 864,534	State Street Bank and Trust Co.	(1,785)
3/14/12	Euro 658,979	United States Dollar 867,454	State Street Bank and Trust Co.	(5,392)
3/14/12	Israeli Shekel 3,250,022	United States Dollar 863,656	State Street Bank and Trust Co.	3,364
3/14/12	Japanese Yen 66,869,161	United States Dollar 872,191	State Street Bank and Trust Co.	5,541
3/14/12	New Zealand Dollar 1,054,749	United States Dollar 866,940	State Street Bank and Trust Co.	1,510
3/14/12	Norwegian Krone 5,046,828	United States Dollar 866,721	State Street Bank and Trust Co.	(7,916)
3/14/12	Singapore Dollar 1,086,214	United States Dollar 867,375	State Street Bank and Trust Co.	(3,825)
3/14/12	Swedish Krona 5,872,640	United States Dollar 865,724	State Street Bank and Trust Co.	(4,063)
3/14/12	Swiss Franc 794,703	United States Dollar 867,798	State Street Bank and Trust Co.	(3,929)

				$159,647

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Month/Year	Contracts	Position	Cost	Value	(Depreciation)
3/12	41 E-mini MSCI EAFE Index	Short	$(2,979,230)	$(3,045,480)	$(66,250)
3/12	57 E-mini MSCI Emerging Markets Index	Short	(2,730,110)	(2,904,720)	(174,610)
3/12	214 E-mini S&P 500 Index	Short	(13,582,252)	(13,997,740)	(415,488)
3/12	225 United States Dollar Index	Long	17,834,226	17,868,825	34,599

					$(621,749)

Total Return Swaps

		Portfolio Pays/
		Receives Return		Portfolio			Net Unrealized
	Notional	on Reference	Reference	Pays/Receives		Expiration	Appreciation
Counterparty	Amount	Index	Index	Rate	Rate	Date	(Depreciation)
Bank of America	$6,536,205	Pays	Total Return on MSCI Daily Gross EAFE USD Index	Receives	3-Month USD- LIBOR-BBA+0.175%	10/31/12	$129
Bank of America	1,453,030	Pays	Total Return on MSCI Daily Gross EAFE USD Index	Receives	3-Month USD- LIBOR-BBA+0.20%	10/31/12	30
Bank of America	6,228,090	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD- LIBOR-BBA-0.40%	10/31/12	(24,529)
Bank of America	6,244,613	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR-BBA+0.08%	10/31/12	107
Bank of America	1,669,914	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR-BBA+0.12%	10/31/12	30
Bank of America	5,549,441	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR-BBA+0.14%	10/31/12	(68,625)
Merrill Lynch International	7,771,256	Pays	Excess Return on Dow Jones - UBS Commodity Index	Pays	0.15%	3/6/12	3,103
Merrill Lynch International	8,876,158	Pays	Excess Return on Dow Jones - UBS Commodity Index	Pays	0.15	3/6/12	149,519
Merrill Lynch International	702,166	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	3/6/12	(9,860)
Merrill Lynch International	641,590	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	3/6/12	19,861
Merrill Lynch International	186,628	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.23	3/6/12	(766)
Merrill Lynch International	160,397	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.23	3/6/12	(2,888)
Merrill Lynch International	641,590	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23	3/6/12	47,874
Merrill Lynch International	664,562	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23	3/6/12	(16,158)
Merrill Lynch International	160,397	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.23	3/6/12	(5,989)

		Portfolio Pays/
		Receives Return		Portfolio			Net Unrealized
	Notional	on Reference	Reference	Pays/Receives		Expiration	Appreciation
Counterparty	Amount	Index	Index	Rate	Rate	Date	(Depreciation)
Merrill Lynch International	$187,876	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.23%	3/6/12	$(2,001)
Merrill Lynch International	641,590	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	3/6/12	(13,225)
Merrill Lynch International	749,201	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	3/6/12	(4,740)
Merrill Lynch International	641,590	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	3/6/12	41,523
Merrill Lynch International	697,578	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	3/6/12	1,987
Merrill Lynch International	313,818	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	3/6/12	(11,596)
Merrill Lynch International	320,795	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	3/6/12	35,192
Merrill Lynch International	320,795	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23	3/6/12	21,937
Merrill Lynch International	333,155	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23	3/6/12	(13,092)
Merrill Lynch International	325,253	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	3/6/12	(5,063)
Merrill Lynch International	320,795	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	3/6/12	37,092
Merrill Lynch International	641,590	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23	3/6/12	21,685
Merrill Lynch International	718,798	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23	3/6/12	(6,866)
Merrill Lynch International	320,795	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	3/6/12	28,731
Merrill Lynch International	322,115	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	3/6/12	(6,640)
Merrill Lynch International	160,397	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.23	3/6/12	13,505
Merrill Lynch International	167,099	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.23	3/6/12	(3,600)
Merrill Lynch International	160,397	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.28	3/6/12	(1,806)
Merrill Lynch International	175,377	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.28	3/6/12	(7,726)
Merrill Lynch International	160,397	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.28	3/6/12	(7,533)

		Portfolio Pays/
		Receives Return		Portfolio			Net Unrealized
	Notional	on Reference	Reference	Pays/Receives		Expiration	Appreciation
Counterparty	Amount	Index	Index	Rate	Rate	Date	(Depreciation)
Merrill Lynch International	$188,082	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.28%	3/6/12	$(1,886)
Merrill Lynch International	320,795	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	3/6/12	(6,887)
Merrill Lynch International	376,922	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	3/6/12	(1,323)
Merrill Lynch International	160,397	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.28	3/6/12	(3,379)
Merrill Lynch International	187,577	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.28	3/6/12	(3,042)
Merrill Lynch International	160,397	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	3/6/12	2,774
Merrill Lynch International	184,777	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	3/6/12	3,165
Merrill Lynch International	320,795	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28	3/6/12	7,938
Merrill Lynch International	360,885	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28	3/6/12	338
Merrill Lynch International	320,795	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	3/6/12	(8,618)
Merrill Lynch International	370,026	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	3/6/12	(6,038)
Merrill Lynch International	320,795	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.28	3/6/12	2,819
Merrill Lynch International	349,521	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.28	3/6/12	(8,577)
Merrill Lynch International	320,795	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	3/6/12	9,498
Merrill Lynch International	364,539	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	3/6/12	10,178
Merrill Lynch International	320,795	Receives	Excess Return on Dow Jones - UBS 3 Month Forward Soybean Oil Subindex	Pays	0.33	3/6/12	(9,162)
Merrill Lynch International	370,244	Receives	Excess Return on Dow Jones - UBS 3 Month Forward Soybean Oil Subindex	Pays	0.33	3/6/12	(4,890)
Merrill Lynch International	641,590	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38	3/6/12	(53,988)
Merrill Lynch International	771,801	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38	3/6/12	(38,744)

							$99,778

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodities-linked derivative investments, including total return swaps based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Equity Price Risk: The Portfolio enters into total return swap agreements on equity indices to enhance return, to hedge against fluctuations in securities prices or as substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument.

Foreign Exchange Risk: The Portfolio enters into forward foreign currency exchange contracts and currency futures contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2012 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Commodity	Total Return Swaps	$458,719	$(266,083)

		$458,719	$(266,083)

Equity Price	Futures Contracts*	$—	$(656,348)
	Total Return Swaps	296	(93,154)

		$296	$(749,502)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$204,429	$(44,782)
	Futures Contracts*	34,599	—

		$239,028	$(44,782)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$108,521,174

Gross unrealized appreciation	$1,849,878
Gross unrealized depreciation	(454,957)

Net unrealized appreciation	$1,394,921

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$615,657	$12,031,230	$—	$12,646,887
Developed Europe	295,255	11,870,562	—	12,165,817
Emerging Europe	235,109	2,987,956	—	3,223,065
Latin America	3,895,706	—	—	3,895,706
Middle East/Africa	291,975	2,890,701	—	3,182,676
North America	17,591,653	—	—	17,591,653

Total Common Stocks	$22,925,355	$29,780,449 *	$—	$52,705,804

Equity-Linked Securities	$—	$1,277,506	$—	$1,277,506
Short-Term Investments	—	55,932,785	—	55,932,785

Total Investments	$22,925,355	$86,990,740	$—	$109,916,095

Forward Foreign Currency Exchange Contracts	$—	$204,429	$—	$204,429
Futures Contracts	34,599	—	—	34,599
Swap Contracts	—	459,015	—	459,015

Total	$22,959,954	$87,654,184	$—	$110,614,138

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(44,782)	$—	$(44,782)
Futures Contracts	(656,348)	—	—	(656,348)
Swap Contracts	—	(359,237)	—	(359,237)

Total	$(656,348)	$(404,019)	$—	$(1,060,367)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Parametric Structured Absolute Return Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date: March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date: March 26, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date: March 26, 2012